Baird Aggregate Bond Fund
Schedule of Investments, September 30, 2022 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
2.500%, 05/15/2024	$95,725,000	$92,980,384
3.000%, 06/30/2024	670,425,000	655,811,827
0.375%, 07/15/2024	380,275,000	355,066,928
0.250%, 05/31/2025	328,675,000	295,627,754
2.875%, 06/15/2025	532,750,000	513,791,590
2.250%, 11/15/2025	313,900,000	295,593,255
1.125%, 10/31/2026	735,425,000	652,028,952
2.000%, 11/15/2026	197,175,000	181,062,105
4.125%, 09/30/2027	60,000,000	60,234,360
1.125%, 08/31/2028	1,037,150,000	878,052,808
2.375%, 03/31/2029	443,025,000	401,145,293
1.250%, 08/15/2031	583,500,000	471,563,729
2.875%, 05/15/2032	507,875,000	469,546,309
2.750%, 08/15/2032	125,000,000	114,257,750
1.375%, 11/15/2040	1,036,475,000	670,024,403
2.250%, 05/15/2041	142,700,000	107,877,855
2.875%, 05/15/2043	1,236,020,000	1,018,702,580
2.500%, 02/15/2045	1,570,375,000	1,197,226,905
1.250%, 05/15/2050	292,525,000	163,722,586
1.375%, 08/15/2050	359,450,000	208,129,976
Total U.S. Treasury Securities (Cost $10,361,185,519)		8,802,447,349	25.6%

Other Government Related Securities
Comision Federal de Electricidad,
4.875%, 01/15/2024 (1)(2)	3,423,000	3,333,146
Freeport Indonesia PT,
5.315%, 04/14/2032 (Callable 01/01/2032) (1)(2)	15,000,000	12,412,500
NBN Co. Ltd.:
2.625%, 05/05/2031 (Callable 02/05/2031) (1)(2)	13,625,000	10,842,090
2.500%, 01/08/2032 (Callable 10/08/2031) (1)(2)	46,650,000	36,284,363
Petroleos Mexicanos:
5.950%, 01/28/2031 (Callable 10/28/2030) (1)	558,000	376,873
6.700%, 02/16/2032 (Callable 11/16/2031) (1)	1,020,000	715,658
6.350%, 02/12/2048 (1)	8,500,000	4,567,900
Total Other Government Related Securities (Cost $88,504,321)		68,532,530	0.2%

Corporate Bonds
Industrials
Abbott Laboratories,
4.900%, 11/30/2046 (Callable 05/30/2046)	4,700,000	4,500,638
AbbVie, Inc.:
3.850%, 06/15/2024 (Callable 03/15/2024)	12,067,000	11,846,529
3.800%, 03/15/2025 (Callable 12/15/2024)	16,425,000	15,907,681
2.950%, 11/21/2026 (Callable 09/21/2026)	9,625,000	8,818,024
4.550%, 03/15/2035 (Callable 09/15/2034)	26,098,000	23,412,277
4.500%, 05/14/2035 (Callable 11/14/2034)	17,395,000	15,475,411
4.300%, 05/14/2036 (Callable 11/14/2035)	6,000,000	5,203,527
4.050%, 11/21/2039 (Callable 05/21/2039)	12,700,000	10,216,073
Adventist Health System:
2.952%, 03/01/2029 (Callable 12/01/2028)	19,250,000	16,793,247
3.630%, 03/01/2049 (Callable 09/01/2048)	9,000,000	6,633,691
Agilent Technologies, Inc.,
2.100%, 06/04/2030 (Callable 03/04/2030)	14,000,000	10,977,238
Air Products and Chemicals, Inc.,
2.700%, 05/15/2040 (Callable 11/15/2039)	10,425,000	7,492,589
Alcon Finance Corp.:
2.750%, 09/23/2026 (Callable 07/23/2026) (2)	14,770,000	13,210,116
3.800%, 09/23/2049 (Callable 03/23/2049) (2)	7,000,000	5,010,829
Allegion PLC,
3.500%, 10/01/2029 (Callable 07/01/2029) (1)	21,494,000	18,218,756
Allegion US Holding Co., Inc.:
3.200%, 10/01/2024 (Callable 08/01/2024)	29,750,000	28,428,478
3.550%, 10/01/2027 (Callable 07/01/2027)	11,975,000	10,680,381
5.411%, 07/01/2032 (Callable 04/01/2032)	12,675,000	11,756,355
Amgen, Inc.:
3.150%, 02/21/2040 (Callable 08/21/2039)	13,350,000	9,629,097
4.400%, 05/01/2045 (Callable 11/01/2044)	12,300,000	10,042,061
4.200%, 02/22/2052 (Callable 08/22/2051)	4,000,000	3,135,594
Anglo American Capital PLC:
4.875%, 05/14/2025 (1)(2)	3,376,000	3,313,861
4.750%, 04/10/2027 (1)(2)	10,000,000	9,455,583
4.500%, 03/15/2028 (Callable 12/15/2027) (1)(2)	2,570,000	2,351,480
2.625%, 09/10/2030 (Callable 06/10/2030) (1)(2)	35,000,000	26,940,779
Anheuser-Busch InBev Worldwide, Inc.:
4.750%, 01/23/2029 (Callable 10/23/2028)	4,075,000	3,969,697
4.375%, 04/15/2038 (Callable 10/15/2037)	7,000,000	5,976,955
5.450%, 01/23/2039 (Callable 07/23/2038)	20,000,000	19,058,096
4.900%, 02/01/2046 (Callable 08/01/2045)	67,184,000	58,388,271
AP Moller - Maersk A/S:
3.875%, 09/28/2025 (Callable 06/28/2025) (1)(2)	8,900,000	8,594,545
4.500%, 06/20/2029 (Callable 03/20/2029) (1)(2)	8,000,000	7,320,931
Apple, Inc.,
2.650%, 05/11/2050 (Callable 11/11/2049)	10,000,000	6,576,157
AptarGroup, Inc.,
3.600%, 03/15/2032 (Callable 12/15/2031)	7,500,000	6,142,138
ArcelorMittal:
4.550%, 03/11/2026 (1)	13,000,000	12,442,740
4.250%, 07/16/2029 (1)	25,000,000	22,382,846
7.000%, 10/15/2039 (1)	15,906,000	14,952,753
Ashtead Capital, Inc.,
5.500%, 08/11/2032 (Callable 05/11/2032) (2)	10,000,000	9,281,148
AT&T, Inc.:
2.550%, 12/01/2033 (Callable 09/01/2033)	22,965,000	17,001,989
4.900%, 08/15/2037 (Callable 02/14/2037)	20,000,000	17,742,143
3.500%, 09/15/2053 (Callable 03/15/2053)	10,000,000	6,663,407
3.550%, 09/15/2055 (Callable 03/15/2055)	60,110,000	39,482,411
3.800%, 12/01/2057 (Callable 06/01/2057)	19,423,000	13,121,102
3.650%, 09/15/2059 (Callable 03/15/2059)	49,359,000	31,979,718
BAE Systems PLC,
1.900%, 02/15/2031 (Callable 11/15/2030) (1)(2)	18,500,000	13,978,131
Bayer US Finance II LLC:
5.500%, 08/15/2025 (2)	14,400,000	14,217,966
4.250%, 12/15/2025 (Callable 10/15/2025) (2)	14,440,000	13,819,794
Bayport Polymers LLC,
4.743%, 04/14/2027 (Callable 03/14/2027) (2)	61,325,000	56,822,411
Becle SAB de,
2.500%, 10/14/2031 (Callable 07/14/2031) (1)(2)	32,375,000	25,058,250
Becton Dickinson and Co.:
3.363%, 06/06/2024 (Callable 04/06/2024)	2,855,000	2,774,427
3.734%, 12/15/2024 (Callable 09/15/2024)	1,094,000	1,056,489
2.823%, 05/20/2030 (Callable 02/20/2030)	15,000,000	12,554,051
4.875%, 05/15/2044 (Callable 11/15/2043)	10,815,000	9,040,652
Bell Canada, Inc.:
4.464%, 04/01/2048 (Callable 10/01/2047) (1)	1,225,000	985,424
4.300%, 07/29/2049 (Callable 01/29/2049) (1)	4,123,000	3,280,643
Bimbo Bakeries USA, Inc.,
4.000%, 05/17/2051 (Callable 11/17/2050) (2)	18,930,000	13,852,027
Boardwalk Pipelines LP:
4.950%, 12/15/2024 (Callable 09/15/2024)	27,631,000	27,341,195
5.950%, 06/01/2026 (Callable 03/01/2026)	28,506,000	28,794,988
4.450%, 07/15/2027 (Callable 04/15/2027)	14,877,000	13,804,992
4.800%, 05/03/2029 (Callable 02/03/2029)	16,918,000	15,535,926
3.400%, 02/15/2031 (Callable 11/15/2030)	5,825,000	4,685,485
3.600%, 09/01/2032 (Callable 06/01/2032)	25,550,000	20,203,246
Boeing Co.:
2.196%, 02/04/2026 (Callable 02/04/2023)	47,500,000	42,153,282
5.040%, 05/01/2027 (Callable 03/01/2027)	5,140,000	4,951,679
5.150%, 05/01/2030 (Callable 02/01/2030)	26,150,000	24,189,999
Bon Secours Mercy Health, Inc.:
3.464%, 06/01/2030 (Callable 12/01/2029)	8,000,000	7,025,754
3.205%, 06/01/2050 (Callable 12/01/2049)	10,800,000	7,431,780
BorgWarner, Inc.,
5.000%, 10/01/2025 (2)	27,301,000	26,778,010
Boston Scientific Corp.,
1.900%, 06/01/2025 (Callable 05/01/2025)	15,000,000	13,786,114
Bristol-Myers Squibb Co.,
3.700%, 03/15/2052 (Callable 09/15/2051)	10,000,000	7,654,397
British Telecommunications PLC,
9.625%, 12/15/2030 (1)	35,708,000	41,255,286
Broadcom, Inc.:
3.625%, 10/15/2024 (Callable 09/15/2024)	13,075,000	12,723,042
3.150%, 11/15/2025 (Callable 10/15/2025)	23,600,000	22,151,965
4.000%, 04/15/2029 (Callable 02/15/2029) (2)	6,000,000	5,288,613
4.750%, 04/15/2029 (Callable 01/15/2029)	43,900,000	40,945,158
5.000%, 04/15/2030 (Callable 01/15/2030)	11,000,000	10,221,448
4.150%, 04/15/2032 (Callable 01/15/2032) (2)	33,000,000	27,599,478
3.137%, 11/15/2035 (Callable 08/15/2035) (2)	12,000,000	8,408,391
3.500%, 02/15/2041 (Callable 08/15/2040) (2)	21,000,000	14,170,167
Broadridge Financial Solutions, Inc.,
2.900%, 12/01/2029 (Callable 09/01/2029)	11,300,000	9,414,060
Bunge Limited Finance Corp.:
1.630%, 08/17/2025 (Callable 07/17/2025)	10,000,000	8,995,480
3.250%, 08/15/2026 (Callable 05/15/2026)	11,550,000	10,617,272
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045 (Callable 10/01/2044)	3,000,000	2,463,201
Cameron LNG LLC,
3.302%, 01/15/2035 (Callable 09/15/2034) (2)	20,000,000	15,729,835
Campbell Soup Co.,
3.950%, 03/15/2025 (Callable 01/15/2025)	21,325,000	20,740,847
Canadian Natural Resources Ltd.,
6.500%, 02/15/2037 (1)	982,000	948,167
Carlisle Companies, Inc.:
3.500%, 12/01/2024 (Callable 10/01/2024)	5,000,000	4,812,514
2.750%, 03/01/2030 (Callable 12/01/2029)	16,000,000	13,066,929
Carrier Global Corp.:
2.242%, 02/15/2025 (Callable 01/15/2025)	1,130,000	1,055,893
2.493%, 02/15/2027 (Callable 12/15/2026)	25,975,000	23,025,209
2.722%, 02/15/2030 (Callable 11/15/2029)	6,861,000	5,663,299
2.700%, 02/15/2031 (Callable 11/15/2030)	18,500,000	14,872,363
3.377%, 04/05/2040 (Callable 10/05/2039)	10,000,000	7,229,573
CCL Industries, Inc.,
3.050%, 06/01/2030 (Callable 03/01/2030) (1)(2)	20,000,000	16,054,924
CDW LLC / CDW Finance Corp.,
2.670%, 12/01/2026 (Callable 11/01/2026)	9,000,000	7,806,369
Celanese US Holdings LLC:
3.500%, 05/08/2024 (Callable 04/08/2024)	10,640,000	10,168,481
6.330%, 07/15/2029 (Callable 05/15/2029)	8,675,000	8,085,318
Cellnex Finance Co.,
3.875%, 07/07/2041 (Callable 04/07/2041) (1)(2)	47,507,000	29,700,426
Celulosa Arauco y Constitucion SA,
3.875%, 11/02/2027 (Callable 08/02/2027) (1)	12,000,000	10,440,346
CF Industries, Inc.,
5.150%, 03/15/2034	3,000,000	2,696,784
Charter Communications Operating LLC:
4.908%, 07/23/2025 (Callable 04/23/2025)	54,750,000	53,389,959
3.750%, 02/15/2028 (Callable 11/15/2027)	5,000,000	4,418,422
5.050%, 03/30/2029 (Callable 12/30/2028)	36,857,000	33,923,907
2.300%, 02/01/2032 (Callable 11/01/2031)	15,525,000	11,086,230
6.384%, 10/23/2035 (Callable 04/23/2035)	37,906,000	34,762,195
3.500%, 06/01/2041 (Callable 12/01/2040)	22,225,000	14,202,626
3.500%, 03/01/2042 (Callable 09/01/2041)	11,050,000	7,011,349
4.400%, 12/01/2061 (Callable 06/01/2061)	24,375,000	15,528,646
Cheniere Corpus Christi Holdings LLC:
7.000%, 06/30/2024 (Callable 01/01/2024)	4,000,000	4,068,208
5.875%, 03/31/2025 (Callable 10/02/2024)	5,646,000	5,668,584
5.125%, 06/30/2027 (Callable 01/01/2027)	30,119,000	29,161,676
3.700%, 11/15/2029 (Callable 05/18/2029)	13,723,000	11,900,796
2.742%, 12/31/2039 (Callable 07/04/2039)	15,000,000	10,818,404
Church & Dwight Co., Inc.,
5.000%, 06/15/2052 (Callable 12/15/2051)	6,725,000	6,195,926
Cia Cervecerias Unidas SA,
3.350%, 01/19/2032 (Callable 10/19/2031) (1)(2)	25,000,000	21,093,750
Cigna Corp.:
3.500%, 06/15/2024 (Callable 03/17/2024)	9,000,000	8,816,289
4.125%, 11/15/2025 (Callable 09/15/2025)	3,190,000	3,098,179
4.500%, 02/25/2026 (Callable 11/27/2025)	9,810,000	9,574,387
2.400%, 03/15/2030 (Callable 12/15/2029)	15,000,000	12,216,148
4.800%, 08/15/2038 (Callable 02/15/2038)	5,000,000	4,430,658
CNH Industrial Capital LLC:
1.950%, 07/02/2023	22,275,000	21,802,102
4.200%, 01/15/2024	2,450,000	2,413,199
1.875%, 01/15/2026 (Callable 12/15/2025)	20,000,000	17,808,383
CNH Industrial NV,
3.850%, 11/15/2027 (Callable 08/15/2027) (1)	23,656,000	21,584,498
Columbia Pipeline Group, Inc.:
4.500%, 06/01/2025 (Callable 03/01/2025)	6,199,000	6,068,551
5.800%, 06/01/2045 (Callable 12/01/2044)	10,776,000	9,964,666
Comcast Corp.:
3.300%, 04/01/2027 (Callable 02/01/2027)	9,125,000	8,464,053
3.200%, 07/15/2036 (Callable 01/15/2036)	6,000,000	4,639,330
3.969%, 11/01/2047 (Callable 05/01/2047)	8,622,000	6,592,429
2.987%, 11/01/2063 (Callable 05/01/2063)	14,646,000	8,482,902
CommonSpirit Health,
3.347%, 10/01/2029 (Callable 04/01/2029)	17,635,000	14,929,057
Conagra Brands, Inc.:
7.125%, 10/01/2026	6,441,000	6,728,008
7.000%, 10/01/2028	4,300,000	4,445,262
5.300%, 11/01/2038 (Callable 05/01/2038)	5,000,000	4,389,626
Corning, Inc.,
4.375%, 11/15/2057 (Callable 05/15/2057)	9,000,000	6,679,879
Cox Communications, Inc.:
3.850%, 02/01/2025 (Callable 11/01/2024) (2)	4,725,000	4,549,285
3.350%, 09/15/2026 (Callable 06/15/2026) (2)	25,300,000	23,296,937
4.800%, 02/01/2035 (Callable 08/01/2034) (2)	14,000,000	12,317,968
3.600%, 06/15/2051 (Callable 12/15/2050) (2)	21,000,000	14,007,467
CSL Finance PLC:
4.050%, 04/27/2029 (Callable 02/27/2029) (1)(2)	7,500,000	6,908,017
4.750%, 04/27/2052 (Callable 10/27/2051) (1)(2)	5,000,000	4,302,139
CSX Corp.,
4.650%, 03/01/2068 (Callable 09/01/2067)	9,000,000	7,264,869
CVS Health Corp.:
3.625%, 04/01/2027 (Callable 02/01/2027)	3,000,000	2,805,830
3.250%, 08/15/2029 (Callable 05/15/2029)	8,000,000	7,000,687
4.780%, 03/25/2038 (Callable 09/25/2037)	40,059,000	35,119,804
2.700%, 08/21/2040 (Callable 02/21/2040)	5,000,000	3,282,158
5.125%, 07/20/2045 (Callable 01/20/2045)	44,155,000	38,664,810
5.050%, 03/25/2048 (Callable 09/25/2047)	42,300,000	37,252,018
Dell International LLC / EMC Corp.:
6.020%, 06/15/2026 (Callable 03/15/2026)	80,596,000	80,920,637
6.100%, 07/15/2027 (Callable 05/15/2027)	5,580,000	5,624,671
Dentsply Sirona,
3.250%, 06/01/2030 (Callable 03/01/2030)	27,000,000	20,859,735
Deutsche Telekom International Finance BV,
8.750%, 06/15/2030 (1)	8,661,000	9,922,865
Dignity Health,
5.267%, 11/01/2064	2,921,000	2,484,373
Dollar General Corp.,
3.500%, 04/03/2030 (Callable 01/03/2030)	7,000,000	6,139,697
DuPont de Nemours, Inc.:
4.493%, 11/15/2025 (Callable 09/15/2025)	10,000,000	9,822,582
5.319%, 11/15/2038 (Callable 05/15/2038)	29,000,000	26,292,952
DXC Technology Co.:
1.800%, 09/15/2026 (Callable 08/15/2026)	29,000,000	24,856,589
2.375%, 09/15/2028 (Callable 07/15/2028)	65,000,000	53,096,133
Eagle Materials, Inc.,
2.500%, 07/01/2031 (Callable 04/01/2031)	8,700,000	6,346,252
Eastern Gas Transmission & Storage, Inc.:
4.800%, 11/01/2043 (Callable 05/01/2043)	4,017,000	3,350,864
4.600%, 12/15/2044 (Callable 06/15/2044)	3,674,000	2,976,144
Eaton Corp.,
4.700%, 08/23/2052 (Callable 02/23/2052)	6,325,000	5,555,437
Edward-Elmhurst Healthcare,
3.500%, 05/04/2023 (Callable 02/04/2023)	4,000,000	3,969,795
Element Fleet Management Corp.,
3.850%, 06/15/2025 (Callable 05/15/2025) (1)(2)	18,492,000	17,501,086
Enbridge Energy Partners LP:
7.500%, 04/15/2038	4,500,000	4,843,770
7.375%, 10/15/2045 (Callable 04/15/2045)	20,000,000	21,734,247
Energy Transfer LP:
3.900%, 05/15/2024 (Callable 02/15/2024)	5,000,000	4,874,773
3.900%, 07/15/2026 (Callable 04/15/2026)	10,000,000	9,319,658
5.500%, 06/01/2027 (Callable 03/01/2027)	7,019,000	6,837,177
4.000%, 10/01/2027 (Callable 07/01/2027)	2,000,000	1,813,814
5.250%, 04/15/2029 (Callable 01/15/2029)	22,666,000	21,316,364
3.750%, 05/15/2030 (Callable 02/15/2030)	2,775,000	2,349,764
4.900%, 03/15/2035 (Callable 09/15/2034)	4,550,000	3,823,453
6.625%, 10/15/2036	15,094,000	14,330,811
5.800%, 06/15/2038 (Callable 12/15/2037)	9,539,000	8,356,180
7.500%, 07/01/2038	8,947,000	9,001,627
6.050%, 06/01/2041 (Callable 12/01/2040)	1,611,000	1,437,935
6.500%, 02/01/2042 (Callable 08/01/2041)	7,603,000	7,075,510
5.950%, 10/01/2043 (Callable 04/01/2043)	3,550,000	3,075,611
6.125%, 12/15/2045 (Callable 06/15/2045)	5,797,000	5,083,767
5.400%, 10/01/2047 (Callable 04/01/2047)	7,425,000	6,011,841
6.000%, 06/15/2048 (Callable 12/15/2047)	10,000,000	8,639,912
6.250%, 04/15/2049 (Callable 10/15/2048)	3,850,000	3,415,437
Energy Transfer Partners LP,
4.050%, 03/15/2025 (Callable 12/15/2024)	21,190,000	20,319,200
Eni SpA,
4.250%, 05/09/2029 (Callable 02/09/2029) (1)(2)	18,250,000	16,451,193
Enterprise Products Operating LLC:
5.750%, 03/01/2035	4,930,000	4,669,189
3.200%, 02/15/2052 (Callable 08/15/2051)	30,725,000	19,610,038
EQT Corp.:
5.700%, 04/01/2028 (Callable 03/01/2028) (8)	10,000,000	9,803,500
7.000%, 02/01/2030 (Callable 11/01/2029)	5,493,000	5,681,657
EQT Midstream Partners LP:
4.000%, 08/01/2024 (Callable 05/01/2024)	1,123,000	1,045,112
4.125%, 12/01/2026 (Callable 09/01/2026)	10,000,000	8,471,700
Equinix, Inc.:
3.200%, 11/18/2029 (Callable 08/18/2029)	2,000,000	1,690,760
2.150%, 07/15/2030 (Callable 04/15/2030)	7,675,000	5,884,130
ERAC USA Finance LLC,
3.300%, 12/01/2026 (Callable 09/01/2026) (2)	20,225,000	18,525,723
Exxon Mobil Corp.,
2.992%, 03/19/2025 (Callable 02/19/2025)	33,700,000	32,322,849
FedEx Corp.,
4.950%, 10/17/2048 (Callable 04/17/2048)	15,000,000	12,673,996
Ferguson Finance PLC:
4.500%, 10/24/2028 (Callable 07/24/2028) (1)(2)	34,125,000	31,612,745
3.250%, 06/02/2030 (Callable 03/02/2030) (1)(2)	28,100,000	23,099,154
4.650%, 04/20/2032 (Callable 01/20/2032) (1)(2)	28,125,000	24,756,275
Fidelity National Information Services, Inc.:
5.100%, 07/15/2032 (Callable 04/15/2032)	4,500,000	4,228,553
3.100%, 03/01/2041 (Callable 09/01/2040)	7,100,000	4,715,614
4.500%, 08/15/2046 (Callable 02/15/2046)	23,740,000	18,867,970
Fiserv, Inc.:
3.200%, 07/01/2026 (Callable 05/01/2026)	11,650,000	10,728,360
4.200%, 10/01/2028 (Callable 07/01/2028)	5,000,000	4,624,655
2.650%, 06/01/2030 (Callable 03/01/2030)	28,900,000	23,430,736
4.400%, 07/01/2049 (Callable 01/01/2049)	11,000,000	8,531,525
Flex Intermediate Holdco LLC,
3.363%, 06/30/2031 (Callable 12/30/2030) (2)	16,000,000	12,449,040
Flex Ltd.:
3.750%, 02/01/2026 (Callable 01/01/2026) (1)	15,000,000	13,935,279
4.875%, 06/15/2029 (Callable 03/15/2029) (1)	30,627,000	27,680,643
4.875%, 05/12/2030 (Callable 02/12/2030) (1)	21,830,000	19,676,896
FLIR Systems, Inc.,
2.500%, 08/01/2030 (Callable 05/01/2030)	7,000,000	5,468,329
Florida Gas Transmission Co. LLC,
2.550%, 07/01/2030 (Callable 04/01/2030) (2)	18,500,000	14,757,335
Flowserve Corp.,
2.800%, 01/15/2032 (Callable 10/15/2031)	9,625,000	6,889,925
FMC Corp.:
4.100%, 02/01/2024 (Callable 11/01/2023)	46,920,000	46,327,612
3.200%, 10/01/2026 (Callable 08/01/2026)	5,000,000	4,598,829
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 (1)	5,000,000	4,935,000
4.375%, 05/10/2043 (1)	1,874,000	1,510,490
3.500%, 01/16/2050 (Callable 07/16/2049) (1)	42,509,000	29,165,919
Ford Motor Credit Co. LLC:
5.584%, 03/18/2024 (Callable 02/18/2024)	9,350,000	9,165,805
3.664%, 09/08/2024	5,565,000	5,231,100
Fortune Brands Home & Security, Inc.,
3.250%, 09/15/2029 (Callable 06/15/2029)	15,000,000	12,397,077
Freeport-McMoRan, Inc.:
4.250%, 03/01/2030 (Callable 03/01/2025)	8,000,000	6,840,960
4.625%, 08/01/2030 (Callable 08/01/2025)	5,000,000	4,381,144
5.450%, 03/15/2043 (Callable 09/15/2042)	8,750,000	7,300,125
Fresenius Medical Care US Finance II, Inc.,
4.750%, 10/15/2024 (Callable 07/17/2024) (2)	14,530,000	14,268,275
Fresenius Medical Care US Finance III, Inc.:
1.875%, 12/01/2026 (Callable 11/01/2026) (2)	4,200,000	3,508,842
3.750%, 06/15/2029 (Callable 03/15/2029) (2)	24,200,000	20,268,880
2.375%, 02/16/2031 (Callable 11/16/2030) (2)	25,000,000	18,167,523
3.000%, 12/01/2031 (Callable 09/01/2031) (2)	10,000,000	7,406,001
GE Capital Funding LLC,
4.550%, 05/15/2032 (Callable 02/15/2032)	20,000,000	18,531,482
GE Capital International Funding Co. Unlimited Co.,
4.418%, 11/15/2035 (1)	36,023,000	32,273,760
General Motors Co.,
6.125%, 10/01/2025 (Callable 09/01/2025)	21,479,000	21,488,302
General Motors Financial Co., Inc.:
1.700%, 08/18/2023	40,500,000	39,291,075
5.100%, 01/17/2024 (Callable 12/17/2023)	33,000,000	32,879,794
2.900%, 02/26/2025 (Callable 01/26/2025)	13,000,000	12,145,999
1.250%, 01/08/2026 (Callable 12/08/2025)	19,000,000	16,329,841
2.350%, 02/26/2027 (Callable 01/26/2027)	11,000,000	9,333,609
Genpact Luxembourg Sarl,
3.375%, 12/01/2024 (Callable 11/01/2024) (1)	59,575,000	57,153,441
Genpact Luxembourg SARL,
1.750%, 04/10/2026 (Callable 03/10/2026) (1)	25,000,000	22,145,658
Gilead Sciences, Inc.,
4.600%, 09/01/2035 (Callable 03/01/2035)	4,600,000	4,157,684
Glencore Finance (Canada) Ltd.,
5.550%, 10/25/2042 (1)(2)	5,000,000	4,241,814
Glencore Funding LLC:
4.125%, 05/30/2023 (2)	3,691,000	3,667,599
4.625%, 04/29/2024 (2)	35,620,000	35,272,102
4.000%, 04/16/2025 (2)	4,450,000	4,295,154
4.000%, 03/27/2027 (Callable 12/27/2026) (2)	25,550,000	23,799,413
3.875%, 10/27/2027 (Callable 07/27/2027) (2)	2,000,000	1,819,047
4.875%, 03/12/2029 (Callable 12/12/2028) (2)	11,000,000	10,150,181
2.500%, 09/01/2030 (Callable 06/01/2030) (2)	61,437,000	46,982,562
3.875%, 04/27/2051 (Callable 10/27/2050) (2)	6,000,000	4,016,283
3.375%, 09/23/2051 (Callable 03/23/2051) (2)	6,000,000	3,652,230
Global Payments, Inc.:
4.800%, 04/01/2026 (Callable 01/01/2026)	13,830,000	13,352,450
3.200%, 08/15/2029 (Callable 05/15/2029)	7,500,000	6,249,171
2.900%, 05/15/2030 (Callable 02/15/2030)	14,467,000	11,532,007
Grupo Bimbo SAB de CV:
3.875%, 06/27/2024 (1)(2)	18,220,000	17,828,727
4.875%, 06/27/2044 (1)(2)	8,250,000	6,862,654
4.700%, 11/10/2047 (Callable 05/10/2047) (1)(2)	25,000,000	20,794,250
4.000%, 09/06/2049 (1)(2)	7,300,000	5,417,701
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (Callable 06/15/2025) (2)	5,000,000	4,825,156
HCA, Inc.:
5.250%, 04/15/2025	30,686,000	30,057,373
4.500%, 02/15/2027 (Callable 08/15/2026)	15,000,000	14,002,659
4.125%, 06/15/2029 (Callable 03/15/2029)	15,000,000	13,154,847
3.500%, 09/01/2030 (Callable 03/01/2030)	14,405,000	11,894,497
3.625%, 03/15/2032 (Callable 12/15/2031) (2)	16,000,000	12,944,594
4.625%, 03/15/2052 (Callable 09/15/2051) (2)	20,000,000	15,022,056
HP, Inc.:
2.200%, 06/17/2025 (Callable 05/17/2025)	15,000,000	13,883,151
3.000%, 06/17/2027 (Callable 04/17/2027)	35,000,000	31,021,489
Hubbell, Inc.,
3.150%, 08/15/2027 (Callable 05/15/2027)	11,700,000	10,548,849
Huntington Ingalls Industries, Inc.,
2.043%, 08/16/2028 (Callable 06/16/2028)	35,513,000	28,723,276
Hutchison Whampoa International Ltd.,
3.625%, 10/31/2024 (1)(2)	7,850,000	7,659,596
Hyundai Capital America:
0.800%, 04/03/2023 (2)	33,750,000	33,053,962
1.250%, 09/18/2023 (2)	14,000,000	13,464,360
3.400%, 06/20/2024 (2)	19,025,000	18,322,781
1.800%, 10/15/2025 (Callable 09/15/2025) (2)	3,000,000	2,668,080
1.300%, 01/08/2026 (Callable 12/08/2025) (2)	10,000,000	8,650,000
1.650%, 09/17/2026 (Callable 08/17/2026) (2)	22,550,000	19,003,803
Infor, Inc.,
1.750%, 07/15/2025 (Callable 06/15/2025) (2)	17,375,000	15,630,089
Ingersoll-Rand Luxembourg Finance SA,
4.500%, 03/21/2049 (Callable 09/21/2048) (1)	10,000,000	7,943,859
Ingredion, Inc.,
2.900%, 06/01/2030 (Callable 03/01/2030)	26,775,000	22,095,844
Intel Corp.,
4.900%, 08/05/2052 (Callable 02/05/2052)	10,000,000	8,830,857
International Business Machines Corp.,
4.150%, 05/15/2039	11,325,000	9,362,997
International Flavors & Fragrances, Inc.,
1.832%, 10/15/2027 (Callable 08/15/2027) (2)	10,000,000	8,191,206
JAB Holdings BV:
2.200%, 11/23/2030 (Callable 08/23/2030) (1)(2)	18,925,000	13,991,012
4.500%, 04/08/2052 (Callable 10/08/2051) (1)(2)	20,750,000	13,346,373
JBS USA Lux SA / JBS USA Food Co. / JBS USA Finance, Inc.:
3.000%, 02/02/2029 (Callable 12/02/2028) (2)	10,000,000	8,181,762
3.000%, 05/15/2032 (Callable 02/15/2032) (2)	18,525,000	13,680,713
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.,
5.750%, 04/01/2033 (Callable 01/01/2033) (2)	27,975,000	25,265,341
JM Smucker Co.:
3.500%, 03/15/2025	5,000,000	4,814,947
2.375%, 03/15/2030 (Callable 12/15/2029)	9,125,000	7,353,837
Johnson Controls International PLC:
3.900%, 02/14/2026 (Callable 11/14/2025) (1)	3,645,000	3,495,920
6.000%, 01/15/2036 (1)	892,000	897,789
4.500%, 02/15/2047 (Callable 08/15/2046) (1)	4,400,000	3,504,090
4.950%, 07/02/2064 (Callable 01/02/2064) (1)(7)	4,029,000	3,226,132
Kansas City Southern:
4.700%, 05/01/2048 (Callable 11/01/2047)	10,075,000	8,628,429
3.500%, 05/01/2050 (Callable 11/01/2049)	12,000,000	8,365,583
Kellogg Co.,
2.100%, 06/01/2030 (Callable 03/01/2030)	20,000,000	15,863,464
Keurig Dr Pepper, Inc.,
3.950%, 04/15/2029 (Callable 02/15/2029)	17,650,000	16,029,946
Keysight Technologies, Inc.,
4.600%, 04/06/2027 (Callable 01/06/2027)	36,562,000	35,574,054
Kimberly-Clark de Mexico SAB de CV,
2.431%, 07/01/2031 (Callable 04/01/2031) (1)(2)	10,000,000	7,988,400
Kinder Morgan Energy Partners LP:
4.300%, 05/01/2024 (Callable 02/01/2024)	10,000,000	9,862,290
7.300%, 08/15/2033	8,103,000	8,427,460
5.800%, 03/15/2035	2,150,000	2,003,525
6.500%, 02/01/2037	6,400,000	6,170,919
6.950%, 01/15/2038	14,008,000	13,928,133
6.500%, 09/01/2039	5,359,000	5,094,385
7.500%, 11/15/2040	7,917,000	8,170,263
Kinder Morgan, Inc.:
5.625%, 11/15/2023 (Callable 08/15/2023) (2)	5,017,000	5,018,859
8.050%, 10/15/2030	3,670,000	3,920,127
7.800%, 08/01/2031	16,745,000	18,199,001
7.750%, 01/15/2032	44,035,000	47,642,479
Kinross Gold Corp.,
6.875%, 09/01/2041 (Callable 03/01/2041) (1)	3,000,000	2,865,961
Kraft Heinz Foods Co.:
3.000%, 06/01/2026 (Callable 03/01/2026)	9,249,000	8,528,033
5.000%, 07/15/2035 (Callable 01/15/2035)	10,613,000	9,658,907
7.125%, 08/01/2039 (2)	1,425,000	1,493,055
Kyndryl Holdings, Inc.,
2.700%, 10/15/2028 (Callable 08/15/2028)	35,000,000	25,596,445
L3Harris Technologies, Inc.,
3.832%, 04/27/2025 (Callable 01/27/2025)	5,000,000	4,824,217
Lafarge SA,
7.125%, 07/15/2036 (1)	13,596,000	14,257,820
Leidos, Inc.:
3.625%, 05/15/2025 (Callable 04/15/2025)	12,925,000	12,386,792
4.375%, 05/15/2030 (Callable 02/15/2030)	47,279,000	41,435,884
2.300%, 02/15/2031 (Callable 11/15/2030)	8,175,000	6,057,021
Lennox International, Inc.,
3.000%, 11/15/2023 (Callable 09/15/2023)	5,930,000	5,799,083
Lundin Energy Finance BV,
2.000%, 07/15/2026 (Callable 06/15/2026) (1)(2)	16,875,000	14,555,642
LYB International Finance III LLC,
2.250%, 10/01/2030 (Callable 07/01/2030)	5,925,000	4,608,508
Magallanes, Inc.:
4.054%, 03/15/2029 (Callable 01/15/2029) (2)	5,000,000	4,318,439
4.279%, 03/15/2032 (Callable 12/15/2031) (2)	5,000,000	4,113,412
5.141%, 03/15/2052 (Callable 09/15/2051) (2)	5,000,000	3,634,093
Magellan Midstream Partners LP:
3.200%, 03/15/2025 (Callable 12/15/2024)	5,000,000	4,726,075
3.950%, 03/01/2050 (Callable 09/01/2049)	5,100,000	3,621,043
Marathon Petroleum Corp.:
3.625%, 09/15/2024 (Callable 06/15/2024)	1,600,000	1,549,725
4.750%, 09/15/2044 (Callable 03/15/2044)	1,500,000	1,203,261
Marriott International, Inc.,
5.000%, 10/15/2027 (Callable 09/15/2027)	12,950,000	12,506,267
Marshfield Clinic Health System, Inc.,
2.703%, 02/15/2030 (Callable 08/15/2029)(Insured by AGM)	23,125,000	19,005,605
Martin Marietta Materials, Inc.:
2.500%, 03/15/2030 (Callable 12/15/2029)	6,200,000	4,979,904
6.250%, 05/01/2037	893,000	859,883
McDonald's Corp.,
3.300%, 07/01/2025 (Callable 06/01/2025)	3,000,000	2,884,830
Microchip Technology, Inc.,
0.972%, 02/15/2024	10,000,000	9,421,608
Microsoft Corp.:
2.921%, 03/17/2052 (Callable 09/17/2051)	3,125,000	2,204,050
3.950%, 08/08/2056 (Callable 02/08/2056)	9,903,000	8,275,128
2.675%, 06/01/2060 (Callable 12/01/2059)	2,097,000	1,318,604
Midwest Connector Capital Co. LLC,
4.625%, 04/01/2029 (Callable 01/01/2029) (2)	13,600,000	12,134,646
Mohawk Industries, Inc.,
3.625%, 05/15/2030 (Callable 02/15/2030)	10,000,000	8,320,667
Molex Electronic Technologies LLC,
3.900%, 04/15/2025 (Callable 01/15/2025) (2)	9,365,000	8,871,392
Molson Coors Beverage Co.,
3.000%, 07/15/2026 (Callable 04/15/2026)	9,889,000	9,031,971
Mosaic Co.:
4.250%, 11/15/2023 (Callable 08/15/2023)	34,817,000	34,531,959
5.450%, 11/15/2033 (Callable 05/15/2033)	2,000,000	1,883,254
4.875%, 11/15/2041 (Callable 05/15/2041)	5,000,000	4,047,013
MPLX LP:
4.500%, 07/15/2023 (Callable 04/15/2023)	18,255,000	18,168,021
4.000%, 02/15/2025 (Callable 11/15/2024)	6,000,000	5,789,357
4.875%, 06/01/2025 (Callable 03/01/2025)	18,665,000	18,290,779
1.750%, 03/01/2026 (Callable 02/01/2026)	17,125,000	14,984,062
4.125%, 03/01/2027 (Callable 12/01/2026)	11,700,000	10,912,665
2.650%, 08/15/2030 (Callable 05/15/2030)	22,125,000	17,333,237
4.500%, 04/15/2038 (Callable 10/15/2037)	8,725,000	7,023,071
Mylan NV,
3.950%, 06/15/2026 (Callable 03/15/2026)	32,400,000	29,538,519
Mylan, Inc.:
3.125%, 01/15/2023 (2)	5,000,000	4,973,421
4.550%, 04/15/2028 (Callable 01/15/2028)	16,705,000	14,755,332
5.200%, 04/15/2048 (Callable 10/15/2047)	9,000,000	6,193,479
Netflix, Inc.,
5.875%, 02/15/2025	5,000,000	4,995,852
Newell Brands, Inc.,
4.100%, 04/01/2023 (Callable 10/19/2022)	15,000,000	14,992,365
Norfolk Southern Corp.,
3.050%, 05/15/2050 (Callable 11/15/2049)	17,000,000	11,078,682
Nova Southeastern University, Inc.,
4.809%, 04/01/2053	7,200,000	6,182,854
Nutrien Ltd.,
4.200%, 04/01/2029 (Callable 01/01/2029) (1)	7,000,000	6,477,262
nVent Finance Sarl,
4.550%, 04/15/2028 (Callable 01/15/2028) (1)	32,634,000	29,302,765
NXP BV / NXP Funding LLC / NXP USA, Inc.,
2.650%, 02/15/2032 (Callable 11/15/2031)	10,000,000	7,501,949
Occidental Petroleum Corp.:
7.500%, 05/01/2031	7,170,000	7,492,650
7.875%, 09/15/2031	6,320,000	6,746,600
Ochsner LSU Health System of North Louisiana,
2.510%, 05/15/2031 (Callable 11/15/2030)	19,620,000	15,002,333
ONEOK, Inc.:
7.500%, 09/01/2023 (Callable 06/01/2023)	27,959,000	28,320,790
2.750%, 09/01/2024 (Callable 08/01/2024)	1,200,000	1,140,280
Oracle Corp.:
2.800%, 04/01/2027 (Callable 02/01/2027)	26,225,000	23,144,806
3.850%, 07/15/2036 (Callable 01/15/2036)	7,500,000	5,612,266
4.500%, 07/08/2044 (Callable 01/08/2044)	3,000,000	2,209,526
4.000%, 11/15/2047 (Callable 05/15/2047)	10,250,000	6,868,007
3.950%, 03/25/2051 (Callable 09/25/2050)	3,300,000	2,188,578
Orange SA,
9.000%, 03/01/2031 (1)	29,044,000	34,845,241
Otis Worldwide Corp.,
3.362%, 02/15/2050 (Callable 08/15/2049)	3,025,000	2,039,900
Pactiv LLC,
7.950%, 12/15/2025	286,000	265,568
PeaceHealth Obligated Group,
3.218%, 11/15/2050 (Callable 05/15/2050)	7,200,000	4,818,142
Penske Truck Leasing Co.:
2.700%, 11/01/2024 (Callable 10/01/2024) (2)	5,275,000	4,968,261
4.000%, 07/15/2025 (Callable 06/15/2025) (2)	31,150,000	29,688,611
PerkinElmer, Inc.:
3.300%, 09/15/2029 (Callable 06/15/2029)	24,200,000	20,363,152
3.625%, 03/15/2051 (Callable 09/15/2050)	12,000,000	8,098,149
Perrigo Finance Unlimited Co.:
4.375%, 03/15/2026 (Callable 12/15/2025) (1)	4,875,000	4,472,812
3.150%, 06/15/2030 (Callable 03/15/2030) (1)	10,000,000	8,147,300
Phillips 66 Co.:
3.605%, 02/15/2025 (Callable 11/15/2024) (2)	3,000,000	2,880,199
3.850%, 04/09/2025 (Callable 03/09/2025)	8,000,000	7,752,314
3.550%, 10/01/2026 (Callable 07/01/2026) (2)	7,000,000	6,525,820
3.150%, 12/15/2029 (Callable 09/15/2029) (2)	12,000,000	10,136,223
2.150%, 12/15/2030 (Callable 09/15/2030)	12,000,000	9,245,548
5.875%, 05/01/2042	6,000,000	5,813,765
4.875%, 11/15/2044 (Callable 05/15/2044)	26,130,000	22,475,794
Plains All American Pipeline LP / PAA Finance Corp.,
3.550%, 12/15/2029 (Callable 09/15/2029)	10,000,000	8,329,906
Premier Health Partners,
2.911%, 11/15/2026 (Callable 05/15/2026)	33,267,000	29,426,961
Quanta Services, Inc.,
2.900%, 10/01/2030 (Callable 07/01/2030)	8,275,000	6,613,670
Raytheon Technologies Corp.:
3.500%, 03/15/2027 (Callable 12/15/2026)	9,578,000	8,969,645
2.250%, 07/01/2030 (Callable 04/01/2030)	24,375,000	19,698,725
4.350%, 04/15/2047 (Callable 10/15/2046)	9,175,000	7,635,152
3.125%, 07/01/2050 (Callable 01/01/2050)	6,000,000	4,033,595
Reliance Industries Ltd.,
2.875%, 01/12/2032 (1)(2)	26,000,000	20,380,360
Reliance Steel & Aluminum Co.:
2.150%, 08/15/2030 (Callable 05/15/2030)	10,000,000	7,605,920
6.850%, 11/15/2036	1,650,000	1,678,073
Rio Tinto Alcan, Inc.,
5.750%, 06/01/2035 (1)	446,000	448,897
Roche Holdings, Inc.,
2.607%, 12/13/2051 (Callable 06/13/2051) (2)	7,000,000	4,564,034
Rogers Communications, Inc.:
3.800%, 03/15/2032 (Callable 12/15/2031) (1)(2)	13,000,000	11,243,068
4.500%, 03/15/2042 (Callable 09/15/2041) (1)(2)	8,750,000	7,051,714
5.450%, 10/01/2043 (Callable 04/01/2043) (1)	16,560,000	14,702,263
RPM International, Inc.,
2.950%, 01/15/2032 (Callable 10/15/2031)	7,350,000	5,656,736
Sabine Pass Liquefaction LLC:
5.625%, 03/01/2025 (Callable 12/01/2024)	32,000,000	31,968,404
5.875%, 06/30/2026 (Callable 12/31/2025)	60,000,000	60,046,595
Samarco Mineracao SA,
5.750%, 10/24/2023 (1)(2)(9)	4,463,000	2,744,745
Seagate HDD Cayman,
4.750%, 06/01/2023 (1)	7,500,000	7,395,931
Shell International Finance BV:
3.250%, 05/11/2025 (1)	5,725,000	5,498,380
4.125%, 05/11/2035 (1)	10,000,000	8,763,469
Sherwin-Williams Co.,
4.500%, 06/01/2047 (Callable 12/01/2046)	9,000,000	7,295,725
SK Hynix, Inc.,
1.500%, 01/19/2026 (1)(2)	21,852,000	18,919,721
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (1)(2)	1,339,000	1,418,215
Smith & Nephew PLC,
2.032%, 10/14/2030 (Callable 07/14/2030) (1)	14,575,000	10,914,520
Smithfield Foods, Inc.:
3.000%, 10/15/2030 (Callable 07/15/2030) (2)	10,000,000	7,721,404
2.625%, 09/13/2031 (Callable 06/13/2031) (2)	20,000,000	14,658,964
Sociedad Quimica y Minera de Chile SA,
3.625%, 04/03/2023 (1)(2)	10,000,000	9,907,386
Sodexo, Inc.,
1.634%, 04/16/2026 (Callable 03/16/2026) (2)	7,000,000	6,118,080
Solvay Finance America LLC,
4.450%, 12/03/2025 (Callable 09/03/2025) (2)	61,307,000	58,596,256
Southern Copper Corp.,
7.500%, 07/27/2035	5,000,000	5,412,500
Spectra Energy Partners LP,
4.500%, 03/15/2045 (Callable 09/15/2044)	12,000,000	9,542,464
Steel Dynamics, Inc.:
2.400%, 06/15/2025 (Callable 05/15/2025)	5,000,000	4,622,619
3.250%, 01/15/2031 (Callable 10/15/2030)	7,000,000	5,708,314
Stellantis Finance US, Inc.:
1.711%, 01/29/2027 (Callable 12/29/2026) (2)	8,175,000	6,803,647
5.625%, 01/12/2028 (Callable 12/12/2027) (2)	5,575,000	5,369,584
STERIS Irish FinCo Unlimited Co.,
3.750%, 03/15/2051 (Callable 09/15/2050) (1)	7,500,000	5,173,628
Suntory Holdings Ltd.,
2.250%, 10/16/2024 (Callable 09/16/2024) (1)(2)	8,500,000	7,934,473
Synnex Corporation,
1.750%, 08/09/2026 (Callable 07/09/2026)	24,000,000	20,397,962
Sysco Corp.:
3.300%, 07/15/2026 (Callable 04/15/2026)	11,550,000	10,800,150
5.950%, 04/01/2030 (Callable 01/01/2030)	4,000,000	4,048,803
6.600%, 04/01/2050 (Callable 10/01/2049)	12,455,000	13,073,619
3.150%, 12/14/2051 (Callable 06/14/2051)	9,000,000	5,688,962
Takeda Pharmaceutical Co. Ltd.,
3.175%, 07/09/2050 (Callable 01/09/2050) (1)	10,000,000	6,633,993
Targa Resources Corp.,
5.200%, 07/01/2027 (Callable 06/01/2027)	15,000,000	14,429,650
TC PipeLines LP:
4.375%, 03/13/2025 (Callable 12/13/2024)	31,115,000	30,370,438
3.900%, 05/25/2027 (Callable 02/25/2027)	30,327,000	28,384,119
Telecom Italia Capital SA,
7.200%, 07/18/2036 (1)	5,475,000	4,290,648
Telefonica Emisiones SA:
4.665%, 03/06/2038 (1)	4,000,000	3,091,922
5.213%, 03/08/2047 (1)	18,100,000	13,769,800
4.895%, 03/06/2048 (1)	29,050,000	21,154,200
5.520%, 03/01/2049 (Callable 09/01/2048) (1)	18,775,000	14,905,440
Teva Pharmaceutical Finance Netherlands III BV:
2.800%, 07/21/2023 (1)	25,000,000	24,160,250
3.150%, 10/01/2026 (1)	15,000,000	12,307,500
Textron, Inc.,
3.000%, 06/01/2030 (Callable 03/01/2030)	19,675,000	16,199,888
Time Warner Cable LLC:
6.550%, 05/01/2037	893,000	805,745
6.750%, 06/15/2039	2,767,000	2,473,410
Timken Co.:
3.875%, 09/01/2024 (Callable 06/01/2024)	11,255,000	10,990,695
4.500%, 12/15/2028 (Callable 09/15/2028)	6,550,000	5,981,373
T-Mobile USA, Inc.:
3.375%, 04/15/2029 (Callable 04/15/2024)	5,350,000	4,622,293
3.875%, 04/15/2030 (Callable 01/15/2030)	119,330,000	105,847,579
2.550%, 02/15/2031 (Callable 11/15/2030)	20,000,000	15,845,819
3.500%, 04/15/2031 (Callable 04/15/2026)	7,000,000	5,882,170
4.375%, 04/15/2040 (Callable 10/15/2039)	24,900,000	20,275,669
3.600%, 11/15/2060 (Callable 05/15/2060)	19,500,000	12,515,041
TransCanada PipeLines Ltd.:
6.200%, 10/15/2037 (1)	8,400,000	8,257,866
7.625%, 01/15/2039 (1)	21,077,000	23,639,940
Transcontinental Gas Pipe Line Co. LLC:
7.250%, 12/01/2026	3,500,000	3,688,552
4.600%, 03/15/2048 (Callable 09/15/2047)	5,150,000	4,243,030
Triton Container International Ltd.:
2.050%, 04/15/2026 (Callable 03/15/2026) (1)(2)	20,000,000	16,975,925
3.250%, 03/15/2032 (Callable 12/15/2031) (1)	10,000,000	7,394,536
TSMC Arizona Corp.:
3.125%, 10/25/2041 (Callable 04/25/2041)	3,000,000	2,228,031
4.500%, 04/22/2052 (Callable 10/22/2051)	23,225,000	20,026,011
TTX Co.:
3.600%, 01/15/2025 (2)	5,000,000	4,811,112
3.900%, 02/01/2045 (Callable 08/01/2044) (2)	13,250,000	10,159,161
4.600%, 02/01/2049 (Callable 08/01/2048) (2)	8,325,000	7,151,608
Tyson Foods, Inc.,
5.100%, 09/23/2048 (Callable 03/28/2048)	10,000,000	8,890,233
Universal Health Services, Inc.:
1.650%, 09/01/2026 (Callable 08/01/2026) (2)	24,000,000	20,112,134
2.650%, 10/15/2030 (Callable 07/15/2030) (2)	10,000,000	7,398,356
UPMC,
3.600%, 04/03/2025	45,000,000	43,435,152
Vale Overseas Ltd.:
3.750%, 07/08/2030 (Callable 04/08/2030) (1)	26,721,000	21,644,010
8.250%, 01/17/2034 (1)	13,526,000	14,743,340
6.875%, 11/21/2036 (1)	43,171,000	40,974,050
6.875%, 11/10/2039 (1)	16,643,000	15,626,183
Valero Energy Corp.:
2.150%, 09/15/2027 (Callable 07/15/2027)	14,150,000	12,232,716
4.000%, 04/01/2029 (Callable 01/01/2029)	15,475,000	14,155,328
6.625%, 06/15/2037	2,100,000	2,090,107
Var Energi ASA,
5.000%, 05/18/2027 (Callable 04/18/2027) (1)(2)	23,850,000	22,739,108
Verizon Communications, Inc.:
3.000%, 03/22/2027 (Callable 01/22/2027)	5,000,000	4,546,567
4.329%, 09/21/2028	3,077,000	2,895,222
2.550%, 03/21/2031 (Callable 12/21/2030)	6,600,000	5,269,625
4.500%, 08/10/2033	16,325,000	14,703,532
4.272%, 01/15/2036	17,148,000	14,631,439
5.250%, 03/16/2037	28,793,000	26,889,591
4.812%, 03/15/2039	36,839,000	32,424,790
2.650%, 11/20/2040 (Callable 05/20/2040)	10,000,000	6,517,566
3.400%, 03/22/2041 (Callable 09/22/2040)	3,850,000	2,811,077
4.862%, 08/21/2046	2,500,000	2,156,210
5.500%, 03/16/2047	5,650,000	5,387,729
3.700%, 03/22/2061 (Callable 09/22/2060)	26,725,000	18,143,054
Viatris, Inc.:
3.850%, 06/22/2040 (Callable 12/22/2039)	13,083,000	8,156,678
4.000%, 06/22/2050 (Callable 12/22/2049)	40,600,000	24,302,820
VICI Properties LP,
4.750%, 02/15/2028 (Callable 01/15/2028)	20,000,000	18,390,172
Viterra Finance BV:
2.000%, 04/21/2026 (Callable 03/21/2026) (1)(2)	23,641,000	20,081,351
4.900%, 04/21/2027 (Callable 03/21/2027) (1)(2)	45,000,000	41,522,860
3.200%, 04/21/2031 (Callable 01/21/2031) (1)(2)	80,020,000	59,570,335
5.250%, 04/21/2032 (Callable 01/21/2032) (1)(2)	10,000,000	8,603,290
VMware, Inc.,
1.400%, 08/15/2026 (Callable 07/15/2026)	18,850,000	16,120,879
Vodafone Group PLC:
7.875%, 02/15/2030 (1)	3,100,000	3,390,244
5.000%, 05/30/2038 (1)	6,800,000	5,839,967
4.375%, 02/19/2043 (1)	15,554,000	11,898,127
5.250%, 05/30/2048 (1)	24,200,000	20,038,369
Volkswagen Group of America Finance LLC:
4.250%, 11/13/2023 (2)	17,350,000	17,167,481
2.850%, 09/26/2024 (2)	14,000,000	13,405,702
3.350%, 05/13/2025 (2)	10,000,000	9,485,223
1.250%, 11/24/2025 (Callable 10/24/2025) (2)	30,000,000	26,340,846
Vontier Corp.,
2.400%, 04/01/2028 (Callable 02/01/2028)	4,921,000	3,842,661
Vulcan Materials Co.,
4.700%, 03/01/2048 (Callable 09/01/2047)	3,446,000	2,859,049
Wabtec Corp.:
4.375%, 08/15/2023 (Callable 05/15/2023)	2,678,000	2,654,057
4.400%, 03/15/2024 (Callable 02/15/2024)	24,825,000	24,357,503
3.450%, 11/15/2026 (Callable 08/15/2026)	28,315,000	25,582,796
4.950%, 09/15/2028 (Callable 06/15/2028)	4,739,000	4,380,643
Walgreens Boots Alliance, Inc.:
3.450%, 06/01/2026 (Callable 03/01/2026)	2,080,000	1,957,149
3.200%, 04/15/2030 (Callable 01/15/2030)	13,575,000	11,387,979
4.800%, 11/18/2044 (Callable 05/18/2044)	5,145,000	4,147,127
4.650%, 06/01/2046 (Callable 12/01/2045)	4,000,000	3,127,956
Weir Group PLC,
2.200%, 05/13/2026 (Callable 04/13/2026) (1)(2)	31,625,000	26,569,987
Western Digital Corp.,
4.750%, 02/15/2026 (Callable 11/15/2025)	4,000,000	3,703,920
Western Gas Partners LP,
3.950%, 06/01/2025 (Callable 03/01/2025)	8,000,000	7,520,000
Western Midstream Operating LP,
3.350%, 02/01/2025 (Callable 01/01/2025)	20,000,000	18,644,000
Westinghouse Air Brake Technologies Corp.,
3.200%, 06/15/2025 (Callable 05/15/2025)	10,295,000	9,596,484
WestRock MWV LLC,
8.200%, 01/15/2030	7,963,000	8,940,903
Williams Companies, Inc.:
4.300%, 03/04/2024 (Callable 12/04/2023)	7,310,000	7,207,077
4.550%, 06/24/2024 (Callable 03/24/2024)	7,000,000	6,930,922
3.900%, 01/15/2025 (Callable 10/15/2024)	3,160,000	3,058,170
8.750%, 03/15/2032	5,750,000	6,692,578
6.300%, 04/15/2040	8,142,000	7,925,170
4.850%, 03/01/2048 (Callable 09/01/2047)	7,000,000	5,796,992
Woodside Finance Ltd.:
3.650%, 03/05/2025 (Callable 12/05/2024) (1)(2)	12,300,000	11,708,140
4.500%, 03/04/2029 (Callable 12/04/2028) (1)(2)	42,480,000	38,830,155
Worthington Industries, Inc.,
4.550%, 04/15/2026	9,155,000	8,888,965
WRKCo, Inc.,
3.000%, 09/15/2024 (Callable 07/15/2024)	14,895,000	14,221,935
Yara International ASA,
3.800%, 06/06/2026 (Callable 03/06/2026) (1)(2)	23,500,000	21,556,651
Zimmer Biomet Holdings, Inc.,
5.750%, 11/30/2039	11,967,000	11,375,294
Zoetis, Inc.,
4.700%, 02/01/2043 (Callable 08/01/2042)	3,568,000	3,123,253
Total Industrials (Cost $8,362,882,110)		7,042,869,431	20.5%

Utilities
Ameren Corp.,
3.500%, 01/15/2031 (Callable 10/15/2030)	20,000,000	17,252,755
American Electric Power Co., Inc.,
3.250%, 03/01/2050 (Callable 09/01/2049)	10,175,000	6,553,221
Ausgrid Finance Pty Ltd.,
3.850%, 05/01/2023 (Callable 04/01/2023) (1)(2)	5,000,000	4,961,750
Avangrid, Inc.,
3.200%, 04/15/2025 (Callable 03/15/2025)	14,000,000	13,239,278
Berkshire Hathaway Energy Co.:
3.700%, 07/15/2030 (Callable 04/15/2030)	18,425,000	16,571,216
2.850%, 05/15/2051 (Callable 11/15/2050)	13,675,000	8,416,847
4.600%, 05/01/2053 (Callable 11/01/2052) (2)	21,825,000	18,376,004
Commonwealth Edison Co.,
3.850%, 03/15/2052 (Callable 09/15/2051)	6,050,000	4,709,438
Consumers Energy Co.,
3.500%, 08/01/2051 (Callable 02/01/2051)	9,400,000	6,917,995
Dominion Energy, Inc.,
3.375%, 04/01/2030 (Callable 01/01/2030)	10,000,000	8,599,743
Duke Energy Corp.,
2.650%, 09/01/2026 (Callable 06/01/2026)	10,000,000	9,072,248
Duke Energy Progress LLC,
4.000%, 04/01/2052 (Callable 10/01/2051)	9,600,000	7,520,357
Duquesne Light Holdings, Inc.:
3.616%, 08/01/2027 (Callable 05/01/2027) (2)	5,000,000	4,443,567
2.775%, 01/07/2032 (Callable 10/07/2031) (2)	2,810,000	2,149,889
Edison International,
2.950%, 03/15/2023 (Callable 01/15/2023)	5,000,000	4,980,876
EDP Finance BV,
3.625%, 07/15/2024 (1)(2)	19,175,000	18,504,972
Enel Finance International NV:
3.500%, 04/06/2028 (1)(2)	8,000,000	6,895,882
6.800%, 09/15/2037 (1)(2)	8,440,000	8,041,384
4.750%, 05/25/2047 (1)(2)	66,700,000	48,825,639
Entergy Corp.,
2.950%, 09/01/2026 (Callable 06/01/2026)	13,075,000	11,948,272
Essential Utilities, Inc.,
2.704%, 04/15/2030 (Callable 01/15/2030)	14,100,000	11,540,923
Evergy, Inc.,
2.450%, 09/15/2024 (Callable 08/15/2024)	6,675,000	6,313,826
Eversource Energy,
1.650%, 08/15/2030 (Callable 05/15/2030)	9,925,000	7,479,533
Exelon Corp.:
4.050%, 04/15/2030 (Callable 01/15/2030)	8,900,000	8,066,570
4.950%, 06/15/2035 (Callable 12/15/2034)	3,500,000	3,197,048
4.100%, 03/15/2052 (Callable 09/15/2051) (2)	5,000,000	3,857,667
Fells Point Funding Trust,
3.046%, 01/31/2027 (Callable 12/31/2026) (2)	28,100,000	25,033,085
FirstEnergy Corp.:
2.650%, 03/01/2030 (Callable 12/01/2029)	4,300,000	3,472,250
3.400%, 03/01/2050 (Callable 09/01/2049)	15,000,000	9,825,000
FirstEnergy Transmission LLC,
2.866%, 09/15/2028 (Callable 07/15/2028) (2)	10,000,000	8,500,329
Interstate Power and Light Co.,
2.300%, 06/01/2030 (Callable 03/01/2030)	9,350,000	7,506,575
ITC Holdings Corp.:
3.350%, 11/15/2027 (Callable 08/15/2027)	25,581,000	23,276,108
2.950%, 05/14/2030 (Callable 02/14/2030) (2)	10,000,000	8,210,317
KeySpan Corp.,
8.000%, 11/15/2030	6,500,000	7,050,115
Liberty Utilities Finance GP 1,
2.050%, 09/15/2030 (Callable 06/15/2030) (2)	10,000,000	7,567,596
National Rural Utilities Cooperative Finance Corp.,
8.000%, 03/01/2032	4,659,000	5,449,742
NiSource, Inc.:
3.600%, 05/01/2030 (Callable 02/01/2030)	6,835,000	5,961,581
5.250%, 02/15/2043 (Callable 08/15/2042)	5,779,000	5,168,088
3.950%, 03/30/2048 (Callable 09/30/2047)	11,750,000	8,668,816
Oncor Electric Delivery Co. LLC,
2.750%, 05/15/2030 (Callable 02/15/2030)	9,500,000	8,147,306
Southern Co.,
4.250%, 07/01/2036 (Callable 01/01/2036)	5,525,000	4,656,298
Southern Company Gas Capital Corporation:
5.150%, 09/15/2032 (Callable 03/15/2032)	16,425,000	15,694,922
3.150%, 09/30/2051 (Callable 03/30/2051)	7,850,000	4,923,984
Xcel Energy, Inc.,
3.400%, 06/01/2030 (Callable 12/01/2029)	15,000,000	13,016,415
Total Utilities (Cost $542,998,915)		440,565,427	1.3%

Financials
ABN AMRO Bank NV:
7.750%, 05/15/2023 (1)(2)	7,200,000	7,289,247
4.750%, 07/28/2025 (1)(2)	62,453,000	60,073,291
4.800%, 04/18/2026 (1)(2)	42,935,000	40,652,767
1.542%, 06/16/2027 (1 Year CMT Rate + 0.800%)(Callable 06/16/2026) (1)(2)(3)	5,000,000	4,225,628
3.324%, 03/13/2037 (5 Year CMT Rate + 1.900%)(Callable 12/13/2031) (1)(2)(3)	5,000,000	3,564,304
AerCap Holdings NV:
4.875%, 01/16/2024 (Callable 12/16/2023) (1)	20,000,000	19,675,444
2.875%, 08/14/2024 (Callable 07/14/2024) (1)	20,000,000	18,808,317
2.450%, 10/29/2026 (Callable 09/29/2026) (1)	9,350,000	7,887,723
3.000%, 10/29/2028 (Callable 08/29/2028) (1)	9,175,000	7,358,035
Agree LP,
4.800%, 10/01/2032 (Callable 07/01/2032)	7,000,000	6,240,441
AIA Group Ltd.,
3.200%, 03/11/2025 (Callable 12/11/2024) (1)(2)	6,000,000	5,766,528
Air Lease Corp.:
4.250%, 02/01/2024 (Callable 01/01/2024)	8,550,000	8,416,035
2.300%, 02/01/2025 (Callable 01/01/2025)	15,000,000	13,801,747
American International Group, Inc.,
6.820%, 11/15/2037	1,410,000	1,473,295
Anthem, Inc.:
2.375%, 01/15/2025 (Callable 12/15/2024)	6,000,000	5,662,442
4.375%, 12/01/2047 (Callable 06/01/2047)	8,650,000	7,152,295
Aon Corp.,
3.900%, 02/28/2052 (Callable 08/28/2051)	5,000,000	3,705,974
Aon PLC:
3.875%, 12/15/2025 (Callable 09/15/2025) (1)	9,126,000	8,768,436
4.450%, 05/24/2043 (Callable 02/24/2043) (1)	1,274,000	1,010,530
Arthur J. Gallagher & Co.,
3.500%, 05/20/2051 (Callable 11/20/2050)	5,625,000	3,821,062
ASB Bank Ltd.,
5.284%, 06/17/2032 (5 Year CMT Rate + 2.250%)(Callable 06/17/2027) (1)(2)(3)	4,000,000	3,757,399
Australia & New Zealand Banking Group Ltd.:
4.500%, 03/19/2024 (1)(2)	44,423,000	43,814,849
2.950%, 07/22/2030 (5 Year CMT Rate + 1.288%)(Callable 07/22/2025) (1)(2)(3)	5,000,000	4,543,317
2.570%, 11/25/2035 (5 Year CMT Rate + 1.700%)(Callable 11/25/2030) (1)(2)(3)	15,000,000	10,889,158
Banco Bilbao Vizcaya Argentaria SA,
1.125%, 09/18/2025 (1)	25,000,000	22,007,353
Banco Santander SA:
2.746%, 05/28/2025 (1)	7,000,000	6,400,455
5.179%, 11/19/2025 (1)	25,983,000	25,069,232
1.722%, 09/14/2027 (1 Year CMT Rate + 0.900%)(Callable 09/14/2026) (1)(3)	11,325,000	9,368,883
4.379%, 04/12/2028 (1)	13,400,000	11,951,356
3.490%, 05/28/2030 (1)	5,000,000	4,010,805
2.749%, 12/03/2030 (1)	19,250,000	13,611,389
3.225%, 11/22/2032 (1 Year CMT Rate + 1.600%)(Callable 11/22/2031) (1)(3)	35,000,000	24,532,310
Bank of America Corp.:
3.458%, 03/15/2025 (3 Month LIBOR USD + 0.970%)(Callable 03/15/2024) (3)	28,881,000	27,968,008
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.090%)(Callable 10/01/2024) (3)	10,000,000	9,499,113
2.456%, 10/22/2025 (3 Month LIBOR USD + 0.870%)(Callable 10/22/2024) (3)	17,775,000	16,642,446
3.559%, 04/23/2027 (3 Month LIBOR USD + 1.060%)(Callable 04/23/2026) (3)	9,000,000	8,308,577
1.734%, 07/22/2027 (SOFR + 0.960%)(Callable 07/22/2026) (3)	35,000,000	30,027,513
4.376%, 04/27/2028 (SOFR + 1.580%)(Callable 04/27/2027) (3)	16,000,000	14,992,568
3.419%, 12/20/2028 (3 Month LIBOR USD + 1.040%)(Callable 12/20/2027) (3)	37,683,000	33,458,696
2.087%, 06/14/2029 (SOFR + 1.060%)(Callable 06/14/2028) (3)	15,000,000	12,189,518
4.271%, 07/23/2029 (3 Month LIBOR USD + 1.310%)(Callable 07/23/2028) (3)	14,571,000	13,285,770
3.194%, 07/23/2030 (3 Month LIBOR USD + 1.180%)(Callable 07/23/2029) (3)	5,000,000	4,214,069
2.496%, 02/13/2031 (3 Month LIBOR USD + 0.990%)(Callable 02/13/2030) (3)	13,000,000	10,257,817
2.592%, 04/29/2031 (SOFR + 2.150%)(Callable 04/29/2030) (3)	60,000,000	47,583,662
5.015%, 07/22/2033 (SOFR + 2.160%)(Callable 07/22/2032) (3)	17,000,000	15,770,092
7.750%, 05/14/2038	1,138,000	1,262,296
Bank of Ireland Group PLC,
2.029%, 09/30/2027 (1 Year CMT Rate + 1.100%)(Callable 09/30/2026) (1)(2)(3)	20,000,000	16,529,741
Bank of Montreal:
4.250%, 09/14/2024 (1)	20,000,000	19,675,412
1.500%, 01/10/2025 (1)	7,000,000	6,438,514
Bank of New Zealand,
2.000%, 02/21/2025 (1)(2)	16,000,000	14,886,815
Bank of Nova Scotia,
4.500%, 12/16/2025 (1)	8,500,000	8,202,147
Bank of Tokyo-Mitsubishi UFJ Ltd.,
3.750%, 03/10/2024 (1)(2)	2,800,000	2,740,409
Banque Federative du Credit Mutuel SA:
3.750%, 07/20/2023 (1)(2)	20,575,000	20,430,769
4.753%, 07/13/2027 (1)(2)	7,000,000	6,690,046
Barclays PLC:
4.338%, 05/16/2024 (3 Month LIBOR USD + 1.356%)(Callable 05/16/2023) (1)(3)	13,000,000	12,850,789
3.650%, 03/16/2025 (1)	8,100,000	7,659,231
3.932%, 05/07/2025 (3 Month LIBOR USD + 1.610%)(Callable 05/07/2024) (1)(3)	34,300,000	32,987,493
2.852%, 05/07/2026 (SOFR + 2.714%)(Callable 05/07/2025) (1)(3)	10,000,000	9,077,590
4.337%, 01/10/2028 (Callable 01/10/2027) (1)	20,000,000	17,819,557
BBVA USA,
3.875%, 04/10/2025 (Callable 03/10/2025)	36,235,000	35,085,936
Belrose Funding Trust,
2.330%, 08/15/2030 (Callable 05/15/2030) (2)	13,950,000	10,520,073
Berkshire Hathaway Finance Corp.,
4.400%, 05/15/2042	3,500,000	3,076,661
BNP Paribas SA:
2.819%, 11/19/2025 (3 Month LIBOR USD + 1.111%)(Callable 11/19/2024) (1)(2)(3)	17,100,000	15,937,733
4.375%, 05/12/2026 (1)(2)	45,131,000	42,550,048
2.219%, 06/09/2026 (SOFR + 2.074%)(Callable 06/09/2025) (1)(2)(3)	15,000,000	13,487,150
1.323%, 01/13/2027 (SOFR + 1.004%)(Callable 01/13/2026) (1)(2)(3)	28,350,000	24,161,960
4.625%, 03/13/2027 (1)(2)	4,500,000	4,158,001
1.904%, 09/30/2028 (SOFR + 1.609%)(Callable 09/30/2027) (1)(2)(3)	27,000,000	21,786,912
2.159%, 09/15/2029 (SOFR + 1.218%)(Callable 09/15/2028) (1)(2)(3)	10,200,000	7,979,291
2.871%, 04/19/2032 (SOFR + 1.387%)(Callable 04/19/2031) (1)(2)(3)	19,075,000	14,422,608
3.132%, 01/20/2033 (SOFR + 1.561%)(Callable 01/20/2032) (1)(2)(3)	10,000,000	7,585,855
2.588%, 08/12/2035 (5 Year CMT Rate + 2.050%)(Callable 08/12/2030) (1)(2)(3)	14,000,000	9,999,961
BPCE SA:
5.700%, 10/22/2023 (1)(2)	22,955,000	22,695,689
5.150%, 07/21/2024 (1)(2)	31,285,000	30,502,010
2.375%, 01/14/2025 (1)(2)	12,000,000	11,078,760
4.500%, 03/15/2025 (1)(2)	55,492,000	52,687,735
1.652%, 10/06/2026 (SOFR + 1.520%)(Callable 10/06/2025) (1)(2)(3)	25,000,000	21,711,696
2.277%, 01/20/2032 (SOFR + 1.312%)(Callable 01/20/2031) (1)(2)(3)	12,850,000	9,263,870
3.116%, 10/19/2032 (SOFR + 1.730%)(Callable 10/19/2031) (1)(2)(3)	40,100,000	28,688,066
Brown & Brown, Inc.:
4.500%, 03/15/2029 (Callable 12/15/2028)	23,825,000	22,355,816
2.375%, 03/15/2031 (Callable 12/15/2030)	27,360,000	20,434,446
4.200%, 03/17/2032 (Callable 12/17/2031)	5,000,000	4,274,613
4.950%, 03/17/2052 (Callable 09/17/2051)	9,500,000	7,700,633
Canadian Imperial Bank of Commerce,
3.100%, 04/02/2024 (1)	37,700,000	36,692,341
Cantor Fitzgerald LP,
4.500%, 04/14/2027 (Callable 01/14/2027) (2)	17,450,000	16,175,639
Capital One Financial Corp.:
3.900%, 01/29/2024 (Callable 12/29/2023)	4,550,000	4,483,662
3.300%, 10/30/2024 (Callable 09/30/2024)	2,998,000	2,888,128
3.650%, 05/11/2027 (Callable 04/11/2027)	42,750,000	39,228,551
Centene Corp.:
2.500%, 03/01/2031 (Callable 12/01/2030)	35,000,000	26,382,357
2.625%, 08/01/2031 (Callable 05/01/2031)	12,000,000	9,044,080
Charles Schwab Corp.,
3.625%, 04/01/2025 (Callable 01/01/2025)	7,000,000	6,816,031
Citigroup, Inc.:
4.044%, 06/01/2024 (3 Month LIBOR USD + 1.023%)(Callable 06/01/2023) (3)	22,600,000	22,422,362
3.352%, 04/24/2025 (3 Month LIBOR USD + 0.897%)(Callable 04/24/2024) (3)	5,650,000	5,448,663
3.700%, 01/12/2026	4,500,000	4,263,880
3.106%, 04/08/2026 (SOFR + 2.842%)(Callable 04/08/2025) (3)	20,000,000	18,745,366
3.887%, 01/10/2028 (3 Month LIBOR USD + 1.563%)(Callable 01/10/2027) (3)	40,600,000	37,368,750
3.668%, 07/24/2028 (3 Month LIBOR USD + 1.390%)(Callable 07/24/2027) (3)	3,142,000	2,828,669
3.520%, 10/27/2028 (3 Month LIBOR USD + 1.151%)(Callable 10/27/2027) (3)	1,500,000	1,338,948
2.572%, 06/03/2031 (SOFR + 2.107%)(Callable 06/03/2030) (3)	25,000,000	19,662,953
2.561%, 05/01/2032 (SOFR + 1.167%)(Callable 05/01/2031) (3)	6,000,000	4,605,980
2.520%, 11/03/2032 (SOFR + 1.177%)(Callable 11/03/2031) (3)	10,000,000	7,577,375
3.785%, 03/17/2033 (SOFR + 1.939%)(Callable 03/17/2032) (3)	18,000,000	15,088,632
Citizens Bank NA:
2.250%, 04/28/2025 (Callable 03/28/2025)	20,000,000	18,559,081
3.750%, 02/18/2026 (Callable 11/18/2025)	12,120,000	11,543,645
Citizens Financial Group, Inc.:
2.850%, 07/27/2026 (Callable 04/27/2026)	10,000,000	9,158,210
3.250%, 04/30/2030 (Callable 01/30/2030)	28,025,000	22,923,511
CNA Financial Corp.:
7.250%, 11/15/2023	4,000,000	4,096,215
4.500%, 03/01/2026 (Callable 12/01/2025)	14,000,000	13,681,239
3.450%, 08/15/2027 (Callable 05/15/2027)	12,000,000	10,944,573
3.900%, 05/01/2029 (Callable 02/01/2029)	8,000,000	7,165,660
CNO Global Funding,
2.650%, 01/06/2029 (2)	10,000,000	8,308,537
Comerica Bank:
4.000%, 07/27/2025	10,000,000	9,546,130
5.332%, 08/25/2033 (SOFR + 2.610%)(Callable 08/25/2032) (3)	15,325,000	14,259,706
Commonwealth Bank of Australia:
2.688%, 03/11/2031 (1)(2)	10,000,000	7,507,162
3.784%, 03/14/2032 (1)(2)	10,000,000	7,969,412
3.610%, 09/12/2034 (5 Year CMT Rate + 2.050%)(Callable 09/12/2029) (1)(2)(3)	10,000,000	8,303,305
3.743%, 09/12/2039 (1)(2)	23,500,000	17,112,722
Cooperatieve Rabobank UA:
4.375%, 08/04/2025 (1)	20,397,000	19,490,124
3.750%, 07/21/2026 (1)	20,829,000	19,187,766
Credit Agricole SA:
3.750%, 04/24/2023 (1)(2)	5,000,000	4,963,290
3.250%, 10/04/2024 (1)(2)	8,575,000	8,184,251
4.375%, 03/17/2025 (1)(2)	4,204,000	4,034,466
1.247%, 01/26/2027 (SOFR + 0.892%)(Callable 01/26/2026) (1)(2)(3)	20,000,000	17,026,967
3.250%, 01/14/2030 (1)(2)	6,800,000	5,376,487
4.000%, 01/10/2033 (5 Year Swap Rate USD + 1.644%)(Callable 01/10/2028) (1)(2)(3)	8,000,000	6,894,297
Credit Suisse AG,
3.625%, 09/09/2024 (1)	4,325,000	4,127,526
Credit Suisse Group AG:
4.207%, 06/12/2024 (3 Month LIBOR USD + 1.240%)(Callable 06/12/2023) (1)(2)(3)	8,325,000	8,159,632
2.593%, 09/11/2025 (SOFR + 1.560%)(Callable 09/11/2024) (1)(2)(3)	12,250,000	11,144,656
2.193%, 06/05/2026 (SOFR + 2.044%)(Callable 06/05/2025) (1)(2)(3)	15,000,000	13,042,329
1.305%, 02/02/2027 (SOFR + 0.980%)(Callable 02/02/2026) (1)(2)(3)	40,000,000	32,473,600
4.282%, 01/09/2028 (Callable 01/09/2027) (1)(2)	17,403,000	14,773,198
6.442%, 08/11/2028 (SOFR + 3.700%)(Callable 08/11/2027) (1)(2)(3)	17,500,000	16,274,110
3.869%, 01/12/2029 (3 Month LIBOR USD + 1.410%)(Callable 01/12/2028) (1)(2)(3)	11,000,000	8,971,742
4.194%, 04/01/2031 (SOFR + 3.730%)(Callable 04/01/2030) (1)(2)(3)	20,000,000	15,731,261
3.091%, 05/14/2032 (SOFR + 1.730%)(Callable 05/14/2031) (1)(2)(3)	10,000,000	7,020,378
6.537%, 08/12/2033 (SOFR + 3.920%)(Callable 08/12/2032) (1)(2)(3)	6,000,000	5,392,492
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 06/09/2023 (1)	14,550,000	14,317,725
4.550%, 04/17/2026 (1)	7,000,000	6,440,125
Credit Suisse USA, Inc.,
7.125%, 07/15/2032	5,063,000	5,068,106
Danske Bank A/S,
1.621%, 09/11/2026 (1 Year CMT Rate + 1.350%)(Callable 09/11/2025) (1)(2)(3)	20,000,000	17,308,464
Deutsche Bank AG:
3.950%, 02/27/2023 (1)	14,875,000	14,806,917
3.700%, 05/30/2024 (1)	10,000,000	9,656,535
2.222%, 09/18/2024 (SOFR + 2.159%)(Callable 09/18/2023) (1)(3)	52,000,000	49,526,237
6.119%, 07/14/2026 (SOFR + 3.190%)(Callable 07/14/2025) (1)(3)	11,425,000	11,095,715
2.129%, 11/24/2026 (SOFR + 1.870%)(Callable 11/24/2025) (1)(3)	22,755,000	19,320,831
2.311%, 11/16/2027 (SOFR + 1.219%)(Callable 11/16/2026) (1)(3)	10,000,000	8,111,633
3.035%, 05/28/2032 (SOFR + 1.718%)(Callable 05/28/2031) (1)(3)	14,000,000	10,033,190
3.742%, 01/07/2033 (SOFR + 2.257%)(Callable 10/07/2031) (1)(3)	27,125,000	17,583,070
Digital Realty Trust LP,
5.550%, 01/15/2028 (Callable 12/15/2027)	9,775,000	9,693,423
Discover Bank:
3.350%, 02/06/2023 (Callable 01/06/2023)	8,600,000	8,563,125
4.200%, 08/08/2023	20,000,000	19,876,592
3.450%, 07/27/2026 (Callable 04/27/2026)	22,000,000	20,027,309
4.650%, 09/13/2028 (Callable 06/13/2028)	13,747,000	12,468,434
Discover Financial Services:
3.950%, 11/06/2024 (Callable 08/06/2024)	10,000,000	9,746,219
4.100%, 02/09/2027 (Callable 11/09/2026)	38,019,000	34,955,559
DNB Bank ASA:
1.127%, 09/16/2026 (1 Year CMT Rate + 0.850%)(Callable 09/16/2025) (1)(2)(3)	2,000,000	1,745,592
1.535%, 05/25/2027 (1 Year CMT Rate + 0.720%)(Callable 05/25/2026) (1)(2)(3)	15,000,000	12,901,291
Elevance Health, Inc.,
5.100%, 01/15/2044	1,584,000	1,437,042
Extra Space Storage LP,
2.550%, 06/01/2031 (Callable 03/01/2031)	10,000,000	7,689,506
Federation des Caisses Desjardins du Quebec:
2.050%, 02/10/2025 (1)(2)	12,100,000	11,164,882
4.550%, 08/23/2027 (1)(2)	11,000,000	10,396,143
Fifth Third Bancorp,
4.772%, 07/28/2030 (SOFRINDX + 2.127%)(Callable 07/28/2029) (3)	7,525,000	7,027,826
FirstMerit Bank NA,
4.270%, 11/25/2026	4,600,000	4,306,423
Five Corners Funding Trust,
4.419%, 11/15/2023 (2)	11,330,000	11,223,807
Five Corners Funding Trust II,
2.850%, 05/15/2030 (Callable 02/15/2030) (2)	30,000,000	24,693,374
FMR LLC,
4.950%, 02/01/2033 (2)	1,750,000	1,633,739
Globe Life, Inc.,
4.550%, 09/15/2028 (Callable 06/15/2028)	5,000,000	4,702,836
Goldman Sachs Group, Inc.:
4.643%, 11/29/2023 (3 Month LIBOR USD + 1.600%) (3)	5,000,000	5,027,004
3.850%, 07/08/2024 (Callable 04/08/2024)	3,000,000	2,931,852
3.500%, 01/23/2025 (Callable 10/23/2024)	3,000,000	2,882,867
3.500%, 04/01/2025 (Callable 03/01/2025)	5,000,000	4,776,014
3.750%, 05/22/2025 (Callable 02/22/2025)	5,000,000	4,787,600
3.272%, 09/29/2025 (3 Month LIBOR USD + 1.201%)(Callable 09/29/2024) (3)	15,000,000	14,288,079
1.093%, 12/09/2026 (SOFR + 0.789%)(Callable 12/09/2025) (3)	10,000,000	8,629,252
4.543%, 10/28/2027 (3 Month LIBOR USD + 1.750%)(Callable 10/28/2026) (3)	10,000,000	9,939,692
2.640%, 02/24/2028 (SOFR + 1.114%)(Callable 02/24/2027) (3)	89,350,000	77,523,548
3.691%, 06/05/2028 (3 Month LIBOR USD + 1.510%)(Callable 06/05/2027) (3)	6,775,000	6,126,121
4.223%, 05/01/2029 (3 Month LIBOR USD + 1.301%)(Callable 05/01/2028) (3)	10,000,000	9,088,762
3.800%, 03/15/2030 (Callable 12/15/2029)	30,000,000	26,011,885
1.992%, 01/27/2032 (SOFR + 1.090%)(Callable 01/27/2031) (3)	10,000,000	7,393,114
2.615%, 04/22/2032 (SOFR + 1.281%)(Callable 04/22/2031) (3)	9,625,000	7,460,606
6.345%, 02/15/2034	1,053,000	1,025,975
Guardian Life Insurance Co. of America:
4.875%, 06/19/2064 (2)	5,000,000	4,189,187
3.700%, 01/22/2070 (Callable 07/22/2069) (2)	15,062,000	9,766,711
4.850%, 01/24/2077 (2)	24,727,000	20,093,251
Hanover Insurance Group, Inc.,
2.500%, 09/01/2030 (Callable 06/01/2030)	10,550,000	8,076,217
Hartford Financial Services Group, Inc.,
3.600%, 08/19/2049 (Callable 02/19/2049)	7,000,000	5,011,271
Health Care Service Corp. A Mutual Legal Reserve Co.,
2.200%, 06/01/2030 (Callable 03/01/2030) (2)	6,125,000	4,837,134
High Street Funding Trust II,
4.682%, 02/15/2048 (Callable 11/15/2047) (2)	2,000,000	1,716,765
HSBC Bank PLC,
7.650%, 05/01/2025 (1)	2,525,000	2,595,487
HSBC Bank USA NA,
7.000%, 01/15/2039	4,200,000	4,418,747
HSBC Holdings PLC:
3.950%, 05/18/2024 (3 Month LIBOR USD + 0.987%)(Callable 05/18/2023) (1)(3)	6,000,000	5,923,289
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.211%)(Callable 03/11/2024) (1)(3)	26,550,000	25,662,745
1.645%, 04/18/2026 (SOFR + 1.538%)(Callable 04/18/2025) (1)(3)	15,000,000	13,338,959
4.292%, 09/12/2026 (3 Month LIBOR USD + 1.348%)(Callable 09/12/2025) (1)(3)	7,450,000	7,026,316
4.375%, 11/23/2026 (1)	5,000,000	4,654,137
1.589%, 05/24/2027 (SOFR + 1.290%)(Callable 05/24/2026) (1)(3)	22,500,000	18,804,262
2.251%, 11/22/2027 (SOFR + 1.100%)(Callable 11/22/2026) (1)(3)	10,000,000	8,401,889
5.210%, 08/11/2028 (SOFR + 2.610%)(Callable 08/11/2027) (1)(3)	7,000,000	6,544,107
2.013%, 09/22/2028 (SOFR + 1.732%)(Callable 09/22/2027) (1)(3)	25,000,000	19,981,593
2.206%, 08/17/2029 (SOFR + 1.285%)(Callable 08/17/2028) (1)(3)	13,200,000	10,213,697
3.973%, 05/22/2030 (3 Month LIBOR USD + 1.610%)(Callable 05/22/2029) (1)(3)	2,000,000	1,692,642
2.804%, 05/24/2032 (SOFR + 1.187%)(Callable 05/24/2031) (1)(3)	16,000,000	11,756,178
Huntington Bancshares, Inc.,
5.023%, 05/17/2033 (SOFR + 2.050%)(Callable 05/17/2032) (3)	5,000,000	4,632,787
Invesco Finance PLC,
3.750%, 01/15/2026 (1)	4,900,000	4,682,675
Jackson National Life Global Funding,
3.250%, 01/30/2024 (2)	23,475,000	22,849,554
Jefferies Group LLC:
4.850%, 01/15/2027	4,600,000	4,397,260
4.150%, 01/23/2030	10,000,000	8,537,712
6.250%, 01/15/2036	1,390,000	1,298,236
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (2)	13,339,000	13,716,873
JPMorgan Chase & Co.:
4.013%, 10/24/2023 (3 Month LIBOR USD + 1.230%)(Callable 10/24/2022) (3)	15,000,000	15,000,020
3.559%, 04/23/2024 (3 Month LIBOR USD + 0.730%)(Callable 04/23/2023) (3)	15,000,000	14,846,850
3.125%, 01/23/2025 (Callable 10/23/2024)	14,000,000	13,422,703
2.301%, 10/15/2025 (SOFR + 1.160%)(Callable 10/15/2024) (3)	10,000,000	9,377,731
2.005%, 03/13/2026 (SOFR + 1.585%)(Callable 03/13/2025) (3)	50,000,000	45,789,821
2.083%, 04/22/2026 (SOFR + 1.850%)(Callable 04/22/2025) (3)	52,000,000	47,376,609
1.045%, 11/19/2026 (SOFR + 0.800%)(Callable 11/19/2025) (3)	25,000,000	21,623,359
1.578%, 04/22/2027 (SOFR + 0.885%)(Callable 04/22/2026) (3)	50,000,000	43,165,238
1.470%, 09/22/2027 (SOFR + 0.765%)(Callable 09/22/2026) (3)	11,875,000	10,041,566
4.851%, 07/25/2028 (SOFR + 1.990%)(Callable 07/25/2027) (3)	39,000,000	37,446,783
3.702%, 05/06/2030 (3 Month LIBOR USD + 1.160%)(Callable 05/06/2029) (3)	15,000,000	13,094,817
2.522%, 04/22/2031 (SOFR + 2.040%)(Callable 04/22/2030) (3)	28,000,000	22,132,912
1.953%, 02/04/2032 (SOFR + 1.065%)(Callable 02/04/2031) (3)	22,000,000	16,274,078
2.580%, 04/22/2032 (SOFR + 1.250%)(Callable 04/22/2031) (3)	10,000,000	7,751,504
5.600%, 07/15/2041	4,106,000	3,893,541
Kemper Corp.,
3.800%, 02/23/2032 (Callable 11/23/2031)	13,000,000	10,801,151
KeyBank NA:
3.400%, 05/20/2026	18,965,000	17,552,733
4.900%, 08/08/2032	6,000,000	5,395,387
LeasePlan Corp. NV,
2.875%, 10/24/2024 (1)(2)	59,600,000	55,918,673
Liberty Mutual Group, Inc.:
4.250%, 06/15/2023 (2)	591,000	585,473
4.569%, 02/01/2029 (2)	2,087,000	1,922,272
3.951%, 10/15/2050 (Callable 04/15/2050) (2)	2,231,000	1,501,062
5.500%, 06/15/2052 (Callable 12/15/2051) (2)	5,000,000	4,309,916
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (2)	465,000	526,993
Life Storage LP,
3.500%, 07/01/2026 (Callable 04/01/2026)	6,819,000	6,420,405
Lincoln National Corp.,
3.050%, 01/15/2030 (Callable 10/15/2029)	24,650,000	20,675,215
Lloyds Bank PLC:
2.907%, 11/07/2023 (3 Month LIBOR USD + 0.810%)(Callable 11/07/2022) (1)(3)	18,669,000	18,625,418
3.870%, 07/09/2025 (1 Year CMT Rate + 3.500%)(Callable 07/09/2024) (1)(3)	15,000,000	14,463,174
2.438%, 02/05/2026 (1 Year CMT Rate + 1.000%)(Callable 02/05/2025) (1)(3)	15,725,000	14,447,548
1.627%, 05/11/2027 (1 Year CMT Rate + 0.850%)(Callable 05/11/2026) (1)(3)	10,000,000	8,494,481
3.574%, 11/07/2028 (3 Month LIBOR USD + 1.205%)(Callable 11/07/2027) (1)(3)	10,000,000	8,769,945
LXP Industrial Trust:
2.700%, 09/15/2030 (Callable 06/15/2030)	7,000,000	5,385,347
2.375%, 10/01/2031 (Callable 07/01/2031)	2,770,000	2,012,431
M&T Bank Corp.,
4.000%, 07/15/2024 (Callable 04/16/2024)	11,400,000	11,239,149
Macquarie Bank Ltd.:
4.875%, 06/10/2025 (1)(2)	23,717,000	23,154,663
3.624%, 06/03/2030 (1)(2)	12,550,000	10,157,361
Macquarie Group Ltd.:
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%)(Callable 11/28/2022) (1)(2)(3)	29,067,000	28,979,679
4.150%, 03/27/2024 (3 Month LIBOR USD + 1.330%)(Callable 03/27/2023) (1)(2)(3)	24,000,000	23,864,333
5.108%, 08/09/2026 (SOFR + 2.208%)(Callable 08/09/2025) (1)(2)(3)	22,000,000	21,550,005
1.340%, 01/12/2027 (SOFR + 1.069%)(Callable 01/12/2026) (1)(2)(3)	19,000,000	16,261,483
2.871%, 01/14/2033 (SOFR + 1.532%)(Callable 01/14/2032) (1)(2)(3)	25,000,000	18,786,021
4.442%, 06/21/2033 (SOFR + 2.405%)(Callable 06/21/2032) (1)(2)(3)	9,000,000	7,669,863
Manulife Financial Corp.:
4.150%, 03/04/2026 (1)	10,000,000	9,695,247
5.375%, 03/04/2046 (1)	5,150,000	4,885,938
Maple Grove Funding Trust I,
4.161%, 08/15/2051 (Callable 02/15/2051) (2)	15,000,000	10,158,112
Marsh & McLennan Companies, Inc.:
2.250%, 11/15/2030 (Callable 08/15/2030)	5,000,000	3,967,321
5.875%, 08/01/2033	8,429,000	8,501,072
4.350%, 01/30/2047 (Callable 07/30/2046)	3,450,000	2,816,567
Massachusetts Mutual Life Insurance Co.:
5.077%, 02/15/2069 (3 Month LIBOR USD + 3.191%)(Callable 02/15/2049) (2)(3)	40,670,000	35,934,006
3.729%, 10/15/2070 (2)	16,676,000	11,077,095
4.900%, 04/01/2077 (2)	11,175,000	9,018,582
MBIA Insurance Corp.,
13.772%, 01/15/2033 (3 Month LIBOR USD + 11.260%)(Callable 01/15/2023) (2)(9)	714,000	78,540
MetLife, Inc.:
6.500%, 12/15/2032	466,000	497,041
4.875%, 11/13/2043	3,375,000	3,015,701
Metropolitan Life Global Funding I,
2.950%, 04/09/2030 (2)	22,375,000	19,172,104
Metropolitan Life Insurance Co.,
7.800%, 11/01/2025 (2)	6,300,000	6,736,542
Mitsubishi UFJ Financial Group, Inc.:
2.801%, 07/18/2024 (1)	10,000,000	9,594,869
2.193%, 02/25/2025 (1)	25,000,000	23,190,697
1.538%, 07/20/2027 (1 Year CMT Rate + 0.750%)(Callable 07/20/2026) (1)(3)	10,000,000	8,519,010
5.017%, 07/20/2028 (1 Year CMT Rate + 1.950%)(Callable 07/20/2027) (1)(3)	6,700,000	6,430,101
5.354%, 09/13/2028 (1 Year CMT Rate + 1.900%)(Callable 09/13/2027) (1)(3)	13,600,000	13,260,726
Mizuho Financial Group, Inc.:
3.922%, 09/11/2024 (3 Month LIBOR USD + 1.000%)(Callable 09/11/2023) (1)(3)	5,000,000	4,905,178
2.555%, 09/13/2025 (SOFR + 1.362%)(Callable 09/13/2024) (1)(3)	20,000,000	18,788,232
1.234%, 05/22/2027 (1 Year CMT Rate + 0.670%)(Callable 05/22/2026) (1)(3)	8,000,000	6,760,474
5.414%, 09/13/2028 (1 Year CMT Rate + 2.050%)(Callable 09/13/2027) (1)(3)	6,725,000	6,573,642
1.979%, 09/08/2031 (SOFR + 1.532%)(Callable 09/08/2030) (1)(3)	10,000,000	7,383,859
Morgan Stanley:
4.183%, 10/24/2023 (3 Month LIBOR USD + 1.400%)(Callable 10/24/2022) (3)	8,000,000	8,000,176
3.737%, 04/24/2024 (3 Month LIBOR USD + 0.847%)(Callable 04/24/2023) (3)	6,455,000	6,387,300
2.720%, 07/22/2025 (SOFR + 1.152%)(Callable 07/22/2024) (3)	19,000,000	18,023,506
3.591%, 07/22/2028 (3 Month LIBOR USD + 1.340%)(Callable 07/22/2027) (3)	12,000,000	10,795,080
3.772%, 01/24/2029 (3 Month LIBOR USD + 1.140%)(Callable 01/24/2028) (3)	1,000,000	899,342
3.622%, 04/01/2031 (SOFR + 3.120%)(Callable 04/01/2030) (3)	10,000,000	8,642,291
1.928%, 04/28/2032 (SOFR + 1.020%)(Callable 04/28/2031) (3)	25,000,000	18,251,098
National Australia Bank Ltd.:
2.332%, 08/21/2030 (1)(2)	83,282,000	62,010,688
2.990%, 05/21/2031 (1)(2)	18,911,000	14,550,114
3.933%, 08/02/2034 (5 Year CMT Rate + 1.880%)(Callable 08/02/2029) (1)(2)(3)	10,000,000	8,441,226
3.347%, 01/12/2037 (5 Year CMT Rate + 1.700%)(Callable 01/12/2032) (1)(2)(3)	10,000,000	7,678,527
National Securities Clearing Corp.,
1.500%, 04/23/2025 (Callable 03/23/2025) (2)	12,124,000	11,166,451
Nationwide Building Society:
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%)(Callable 03/08/2023) (1)(2)(3)	20,000,000	19,775,606
4.000%, 09/14/2026 (1)(2)	73,507,000	66,819,031
4.302%, 03/08/2029 (3 Month LIBOR USD + 1.452%)(Callable 03/08/2028) (1)(2)(3)	20,000,000	17,789,068
3.960%, 07/18/2030 (3 Month LIBOR USD + 1.855%)(Callable 07/18/2029) (1)(2)(3)	10,125,000	8,726,281
Nationwide Financial Services, Inc.,
3.900%, 11/30/2049 (Callable 05/30/2049) (2)	10,000,000	6,914,470
Nationwide Mutual Insurance Co.:
9.375%, 08/15/2039 (2)	14,000,000	17,775,117
4.350%, 04/30/2050 (Callable 10/30/2049) (2)	25,000,000	18,598,533
NatWest Group PLC:
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%)(Callable 03/22/2024) (1)(3)	27,351,000	26,592,076
1.642%, 06/14/2027 (1 Year CMT Rate + 0.900%)(Callable 06/14/2026) (1)(3)	35,000,000	29,384,347
3.073%, 05/22/2028 (1 Year CMT Rate + 2.550%)(Callable 05/22/2027) (1)(3)	18,301,000	15,726,805
5.516%, 09/30/2028 (1 Year CMT Rate + 2.270%)(Callable 09/30/2027) (1)(3)	10,000,000	9,490,744
4.892%, 05/18/2029 (3 Month LIBOR USD + 1.754%)(Callable 05/18/2028) (1)(3)	10,000,000	9,103,022
5.076%, 01/27/2030 (3 Month LIBOR USD + 1.905%)(Callable 01/27/2029) (1)(3)	7,000,000	6,378,118
4.445%, 05/08/2030 (3 Month LIBOR USD + 1.871%)(Callable 05/08/2029) (1)(3)	35,000,000	30,712,461
New York Life Insurance Co.:
6.750%, 11/15/2039 (2)	12,026,000	13,074,914
3.750%, 05/15/2050 (Callable 11/15/2049) (2)	17,000,000	12,569,694
4.450%, 05/15/2069 (Callable 11/15/2068) (2)	10,000,000	7,832,822
Nomura Holdings, Inc.:
2.648%, 01/16/2025 (1)	20,000,000	18,729,928
1.851%, 07/16/2025 (1)	19,000,000	17,142,541
1.653%, 07/14/2026 (1)	32,975,000	28,183,824
5.386%, 07/06/2027 (1)	10,000,000	9,694,223
2.172%, 07/14/2028 (1)	16,055,000	12,831,369
2.710%, 01/22/2029 (1)	8,000,000	6,511,354
3.103%, 01/16/2030 (1)	2,000,000	1,620,726
Pacific Life Global Funding II,
1.200%, 06/24/2025 (2)	22,300,000	20,028,895
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)	12,295,000	11,864,566
Penn Mutual Life Insurance Co.,
3.800%, 04/29/2061 (2)	15,000,000	9,671,160
Pine Street Trust I,
4.572%, 02/15/2029 (Callable 11/15/2028) (2)	7,825,000	7,205,875
Principal Financial Group, Inc.,
4.300%, 11/15/2046 (Callable 05/15/2046)	2,325,000	1,880,124
Principal Life Global Funding II:
1.250%, 06/23/2025 (2)	16,000,000	14,373,111
3.000%, 04/18/2026 (2)	13,400,000	12,351,986
Protective Life Corp.:
4.300%, 09/30/2028 (Callable 06/30/2028) (2)	10,000,000	9,278,900
8.450%, 10/15/2039	2,650,000	3,074,651
Prudential Financial, Inc.:
6.625%, 12/01/2037	5,000,000	5,295,798
3.935%, 12/07/2049 (Callable 06/07/2049)	11,426,000	8,707,722
Raymond James Financial, Inc.,
4.650%, 04/01/2030 (Callable 01/01/2030)	9,700,000	9,129,737
Regions Financial Corp.,
2.250%, 05/18/2025 (Callable 04/18/2025)	25,000,000	23,154,105
Reliance Standard Life Global Funding II,
2.500%, 10/30/2024 (2)	22,800,000	21,502,465
Royal Bank of Canada,
4.650%, 01/27/2026 (1)	7,773,000	7,562,743
Sammons Financial Group, Inc.:
3.350%, 04/16/2031 (Callable 01/16/2031) (2)	14,350,000	10,763,541
4.750%, 04/08/2032 (Callable 01/08/2032) (2)	23,000,000	18,769,970
Santander Holdings USA, Inc.,
3.500%, 06/07/2024 (Callable 05/07/2024)	5,695,000	5,518,905
Santander UK Group Holdings PLC:
3.373%, 01/05/2024 (3 Month LIBOR USD + 1.080%)(Callable 01/05/2023) (1)(3)	5,967,000	5,928,403
4.796%, 11/15/2024 (3 Month LIBOR USD + 1.570%)(Callable 11/15/2023) (1)(3)	5,250,000	5,176,616
1.673%, 06/14/2027 (SOFR + 0.989%)(Callable 06/14/2026) (1)(3)	9,500,000	7,897,992
3.823%, 11/03/2028 (3 Month LIBOR USD + 1.400%)(Callable 11/03/2027) (1)(3)	15,400,000	13,228,727
Santander UK PLC,
5.000%, 11/07/2023 (1)(2)	21,921,000	21,689,733
SMBC Aviation Capital Finance DAC,
1.900%, 10/15/2026 (Callable 09/15/2026) (1)(2)	6,725,000	5,601,556
Societe Generale SA:
4.250%, 09/14/2023 (1)(2)	8,000,000	7,911,840
5.000%, 01/17/2024 (1)(2)	20,000,000	19,731,679
3.875%, 03/28/2024 (1)(2)	15,300,000	14,880,701
2.625%, 10/16/2024 (1)(2)	23,000,000	21,558,220
2.625%, 01/22/2025 (1)(2)	41,125,000	38,056,121
2.226%, 01/21/2026 (1 Year CMT Rate + 1.050%)(Callable 01/21/2025) (1)(2)(3)	21,032,000	18,960,502
1.488%, 12/14/2026 (1 Year CMT Rate + 1.100%)(Callable 12/14/2025) (1)(2)(3)	28,800,000	24,374,158
2.797%, 01/19/2028 (1 Year CMT Rate + 1.300%)(Callable 01/19/2027) (1)(2)(3)	2,225,000	1,875,710
2.889%, 06/09/2032 (1 Year CMT Rate + 1.300%)(Callable 06/09/2031) (1)(2)(3)	6,775,000	4,949,128
3.337%, 01/21/2033 (1 Year CMT Rate + 1.600%)(Callable 01/21/2032) (1)(2)(3)	10,000,000	7,469,102
6.221%, 06/15/2033 (1 Year CMT Rate + 3.200%)(Callable 06/15/2032) (1)(2)(3)	9,150,000	8,111,328
3.625%, 03/01/2041 (1)(2)	12,000,000	7,138,348
Standard Chartered PLC:
3.885%, 03/15/2024 (3 Month LIBOR USD + 1.080%)(Callable 03/15/2023) (1)(2)(3)	31,557,000	31,246,680
3.785%, 05/21/2025 (3 Month LIBOR USD + 1.560%)(Callable 05/21/2024) (1)(2)(3)	36,294,000	34,794,307
2.819%, 01/30/2026 (3 Month LIBOR USD + 1.209%)(Callable 01/30/2025) (1)(2)(3)	21,000,000	19,306,611
1.456%, 01/14/2027 (1 Year CMT Rate + 1.000%)(Callable 01/14/2026) (1)(2)(3)	20,658,000	17,484,678
2.608%, 01/12/2028 (1 Year CMT Rate + 1.180%)(Callable 01/12/2027) (1)(2)(3)	24,000,000	20,315,938
4.644%, 04/01/2031 (1 Year CMT Rate + 3.850%)(Callable 04/01/2030) (1)(2)(3)	14,700,000	12,840,688
5.700%, 03/26/2044 (1)(2)	6,000,000	5,040,155
Stifel Financial Corp.:
4.250%, 07/18/2024	17,850,000	17,535,101
4.000%, 05/15/2030 (Callable 02/15/2030)	44,140,000	38,002,770
Sumitomo Mitsui Financial Group, Inc.:
2.696%, 07/16/2024 (1)	12,000,000	11,467,119
2.448%, 09/27/2024 (1)	2,015,000	1,904,294
2.348%, 01/15/2025 (1)	8,245,000	7,721,582
1.474%, 07/08/2025 (1)	8,740,000	7,863,016
2.130%, 07/08/2030 (1)	7,575,000	5,801,835
SunTrust Banks, Inc.,
3.300%, 05/15/2026 (Callable 04/15/2026)	3,925,000	3,640,691
Synchrony Bank,
5.625%, 08/23/2027 (Callable 07/23/2027)	8,250,000	7,898,067
Synchrony Financial:
4.375%, 03/19/2024 (Callable 02/19/2024)	1,538,000	1,510,420
4.250%, 08/15/2024 (Callable 05/15/2024)	26,864,000	26,193,714
4.500%, 07/23/2025 (Callable 04/23/2025)	23,127,000	22,057,239
3.700%, 08/04/2026 (Callable 05/04/2026)	23,023,000	21,041,884
3.950%, 12/01/2027 (Callable 09/01/2027)	44,825,000	38,882,367
Toronto-Dominion Bank,
4.456%, 06/08/2032 (1)	19,000,000	17,348,968
Trinity Acquisition PLC:
4.400%, 03/15/2026 (Callable 12/15/2025) (1)	27,305,000	26,211,186
6.125%, 08/15/2043 (1)	22,561,000	21,353,713
UBS Group AG:
1.364%, 01/30/2027 (1 Year CMT Rate + 1.080%)(Callable 01/30/2026) (1)(2)(3)	10,950,000	9,353,534
1.494%, 08/10/2027 (1 Year CMT Rate + 0.850%)(Callable 08/10/2026) (1)(2)(3)	9,000,000	7,560,707
2.095%, 02/11/2032 (1 Year CMT Rate + 1.000%)(Callable 02/11/2031) (1)(2)(3)	35,000,000	25,436,860
4.988%, 08/05/2033 (1 Year CMT Rate + 2.400%)(Callable 08/05/2032) (1)(2)(3)	6,000,000	5,391,021
UBS Group Funding Switzerland AG,
4.253%, 03/23/2028 (Callable 03/23/2027) (1)(2)	17,150,000	15,780,961
UnitedHealth Group, Inc.:
2.750%, 05/15/2040 (Callable 11/15/2039)	7,000,000	4,901,324
4.750%, 05/15/2052 (Callable 11/15/2051)	8,275,000	7,401,243
Wells Fargo & Co.:
4.036%, 10/31/2023 (3 Month LIBOR USD + 1.230%)(Callable 10/31/2022) (3)	5,000,000	4,999,555
2.406%, 10/30/2025 (SOFR + 1.087%)(Callable 10/30/2024) (3)	19,000,000	17,737,235
2.164%, 02/11/2026 (3 Month LIBOR USD + 0.750%)(Callable 02/11/2025) (3)	15,000,000	13,810,640
3.000%, 04/22/2026	3,000,000	2,748,961
3.908%, 04/25/2026 (SOFR + 1.320%)(Callable 04/25/2025) (3)	5,000,000	4,779,838
2.393%, 06/02/2028 (SOFR + 2.100%)(Callable 06/02/2027) (3)	64,086,000	54,960,011
4.808%, 07/25/2028 (SOFR + 1.980%)(Callable 07/25/2027) (3)	13,000,000	12,398,426
3.068%, 04/30/2041 (SOFR + 2.530%)(Callable 04/30/2040) (3)	25,000,000	17,158,662
3.900%, 05/01/2045	5,000,000	3,707,309
5.013%, 04/04/2051 (SOFR + 4.502%)(Callable 04/04/2050) (3)	7,000,000	6,042,219
Wells Fargo Bank NA,
5.850%, 02/01/2037	10,000,000	9,758,000
Western & Southern Financial Group, Inc.,
5.750%, 07/15/2033 (2)	8,300,000	8,375,437
Westpac Banking Corp.:
2.894%, 02/04/2030 (5 Year CMT Rate + 1.350%)(Callable 02/04/2025) (1)(3)	11,425,000	10,505,876
4.322%, 11/23/2031 (5 Year Mid Swap Rate USD + 2.236%)(Callable 11/23/2026) (1)(3)	8,350,000	7,614,268
5.405%, 08/10/2033 (1 Year CMT Rate + 2.680%)(Callable 08/10/2032) (1)(3)	5,000,000	4,483,899
4.110%, 07/24/2034 (5 Year CMT Rate + 2.000%)(Callable 07/24/2029) (1)(3)	10,000,000	8,509,953
2.668%, 11/15/2035 (5 Year CMT Rate + 1.750%)(Callable 11/15/2030) (1)(3)	13,600,000	10,004,460
4.421%, 07/24/2039 (1)	10,000,000	8,029,316
Willis North America, Inc.:
3.600%, 05/15/2024 (Callable 03/15/2024)	9,000,000	8,738,261
4.650%, 06/15/2027 (Callable 05/15/2027)	8,525,000	8,095,385
2.950%, 09/15/2029 (Callable 06/15/2029)	7,500,000	6,170,417
5.050%, 09/15/2048 (Callable 03/15/2048)	10,200,000	8,694,316
Total Financials (Cost $6,237,514,264)		5,457,324,474	15.8%
Total Corporate Bonds (Cost $15,143,395,289)		12,940,759,332	37.6%

Municipal Bonds
Atlanta Independent School System,
5.557%, 03/01/2026	4,465,000	4,574,983
California Housing Finance Agency,
2.794%, 08/01/2036 (Callable 08/01/2025)	3,125,000	3,048,281
California Qualified School Bond Joint Powers Authority,
7.155%, 03/01/2027	5,590,000	5,891,787
City of Berwyn IL,
5.790%, 12/01/2022 (Insured by NATL)	370,000	370,510
County of Cuyahoga OH,
9.125%, 10/01/2023 (Insured by AGC)	500,000	504,588
County of Riverside CA,
2.617%, 02/15/2024	20,000,000	19,443,350
Dallas/Fort Worth International Airport:
2.246%, 11/01/2031 (Callable 11/01/2030)	2,500,000	2,003,828
2.416%, 11/01/2032 (Callable 11/01/2030)	5,000,000	3,994,154
2.516%, 11/01/2033 (Callable 11/01/2030)	1,220,000	963,425
Eaton Community City School District,
5.390%, 08/25/2027 (Callable 10/31/2022)(Insured by SD CRED PROG)	2,305,000	2,305,881
Kentucky Housing Corp.,
3.500%, 01/01/2040 (Callable 07/01/2025)	1,880,000	1,824,234
Kentucky Public Energy Authority,
3.395%, 12/01/2049 (1 Month LIBOR USD + 1.300%)(Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (3)	28,000,000	27,460,471
Louisiana Housing Corp.,
2.100%, 12/01/2038 (Callable 09/01/2024)(Insured by GNMA)	1,202,868	1,149,650
Maine State Housing Authority,
2.600%, 11/15/2046 (Callable 11/15/2030)	10,000,000	6,465,949
Maryland Community Development Administration Housing Revenue,
3.160%, 09/01/2041 (Callable 09/01/2025)	4,490,000	4,385,295
Maryland Economic Development Corp.,
3.997%, 04/01/2034 (Callable 01/01/2034)	18,620,000	14,909,743
Massachusetts Educational Financing Authority,
3.850%, 05/25/2033	13,056,307	12,523,419
Minnesota Housing Finance Agency:
2.730%, 08/01/2046 (Callable 07/01/2025)(Insured by GNMA)	2,210,206	2,117,691
3.200%, 06/01/2047 (Callable 07/01/2026)(Insured by GNMA)	4,883,349	4,663,273
3.000%, 10/01/2047 (Callable 01/01/2027)(Insured by GNMA)	5,992,328	5,425,044
New Hampshire Business Finance Authority:
3.250%, 04/01/2028 (Callable 01/01/2028)	45,000,000	37,986,008
3.300%, 04/01/2032 (Callable 01/01/2032)	35,000,000	26,468,998
2.872%, 07/01/2035 (Callable 01/01/2035)	17,775,000	12,165,864
New Hampshire Housing Finance Authority:
3.750%, 07/01/2034 (Callable 07/01/2023)	150,000	149,575
4.000%, 07/01/2036 (Callable 07/01/2025)	1,825,000	1,811,093
New Jersey Higher Education Student Assistance Authority:
3.500%, 12/01/2039 (Callable 12/01/2028)	15,125,000	13,854,889
3.500%, 12/01/2039 (Callable 12/01/2028)	18,250,000	17,455,037
New Jersey Turnpike Authority,
3.223%, 01/01/2036 (Callable 07/01/2025) (2)	90,230,000	77,660,149
New York State Dormitory Authority,
2.219%, 07/01/2035	15,000,000	11,338,453
North Carolina Housing Finance Agency,
2.812%, 07/01/2035 (Callable 01/01/2024)	615,000	602,326
State Public School Building Authority,
2.966%, 04/01/2027 (Insured by BAM)	5,800,000	5,285,439
Texas Private Activity Bond Surface Transportation Corp.,
3.922%, 12/31/2049	8,800,000	6,662,804
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 10/31/2022)(Insured by SD CRED PROG)	2,365,000	2,365,583
West Contra Costa Unified School District,
6.250%, 08/01/2030	1,785,000	1,907,061
Western Michigan University Homer Stryker MD School of Medicine,
4.750%, 11/15/2028 (Insured by AGM)	12,560,000	12,504,458
Westlake City School District,
5.227%, 12/01/2026 (Callable 10/31/2022)	3,570,000	3,571,582
Westvaco Corp.,
7.670%, 01/15/2027 (2)	8,000,000	8,433,977
Total Municipal Bonds (Cost $420,962,116)		364,248,852	1.1%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1993-58, Class H, 5.500%, 04/25/2023	2,460	2,457
Series 1998-66, Class C, 6.000%, 12/25/2028	4,211	4,265
Federal Gold Loan Mortgage Corp. (FGLMC):
6.500%, 06/01/2029	46,402	47,871
2.500%, 08/01/2030 (8)	101,434,640	94,339,663
3.000%, 03/01/2032	1,164,699	1,074,429
3.000%, 04/01/2033	1,016,398	937,543
5.000%, 08/01/2033	2,288,032	2,299,671
3.500%, 01/01/2034	7,412,686	7,002,079
5.000%, 09/01/2035	4,556,645	4,597,481
5.500%, 01/01/2036	77,178	79,809
5.000%, 03/01/2036	1,868,191	1,884,892
6.000%, 12/01/2036	69,541	73,144
3.500%, 03/01/2037	3,122,072	2,917,691
4.000%, 03/01/2037	1,763,091	1,683,762
3.500%, 02/01/2038	34,324,994	31,785,501
5.000%, 02/01/2038	1,066,199	1,075,730
5.500%, 05/01/2038	217,555	224,979
5.500%, 01/01/2039	4,955,349	5,108,387
4.500%, 11/01/2039	1,597,717	1,567,524
4.500%, 11/01/2039	1,313,456	1,288,226
4.500%, 12/01/2039	7,800,130	7,630,037
3.000%, 02/01/2040	10,640,548	9,501,556
5.000%, 03/01/2040	317,253	320,119
4.500%, 08/01/2040	259,732	254,749
2.000%, 09/01/2040	26,184,633	21,934,732
4.500%, 09/01/2040	1,049,426	1,029,309
4.000%, 01/01/2041	5,217,700	4,979,454
4.000%, 01/01/2041	10,217,562	9,749,998
4.500%, 03/01/2041	778,415	763,482
3.500%, 10/01/2041	3,180,969	2,936,955
2.000%, 11/01/2041	81,374,507	67,637,575
2.000%, 12/01/2041	18,216,749	15,247,980
2.500%, 02/01/2042	11,906,541	10,225,845
4.000%, 03/01/2042	3,042,413	2,903,261
3.500%, 06/01/2042	1,603,062	1,474,083
3.500%, 07/01/2042	4,135,615	3,802,851
3.000%, 08/01/2042	6,069,705	5,450,126
3.000%, 10/01/2042	2,498,992	2,243,876
3.000%, 11/01/2042	22,395,019	20,109,014
3.500%, 12/01/2042	4,954,998	4,556,180
3.000%, 01/01/2043	10,346,169	9,289,871
3.500%, 01/01/2043	8,506,343	7,821,536
3.000%, 02/01/2043	1,396,108	1,252,124
3.000%, 04/01/2043	3,100,803	2,781,811
3.000%, 04/01/2043	8,440,742	7,572,440
3.000%, 04/01/2043	3,562,934	3,194,554
4.000%, 04/01/2043	11,419,682	10,876,050
3.500%, 05/01/2043	5,872,909	5,411,237
3.000%, 06/01/2043	7,560,258	6,772,689
3.000%, 08/01/2043	2,374,853	2,126,227
3.500%, 11/01/2043	3,236,079	2,975,817
3.500%, 01/01/2044	4,559,375	4,192,468
3.500%, 02/01/2044	14,976,955	13,771,946
4.000%, 03/01/2044	1,795,799	1,707,985
3.500%, 05/01/2044	20,582,353	18,926,047
4.000%, 05/01/2044	8,426,309	8,041,230
4.000%, 07/01/2044	1,395,435	1,327,291
3.500%, 10/01/2044	23,405,016	21,521,673
4.000%, 10/01/2044	4,128,218	3,926,384
3.000%, 01/01/2045	8,285,900	7,395,014
3.500%, 01/01/2045	13,326,947	12,254,692
4.500%, 01/01/2045	13,023,368	12,773,159
3.000%, 10/01/2045	16,677,832	14,945,563
4.000%, 10/01/2045	2,056,407	1,955,693
4.000%, 11/01/2045	4,612,043	4,386,733
3.500%, 12/01/2045	3,413,038	3,138,342
3.000%, 01/01/2046	47,989,033	43,043,480
3.000%, 01/01/2046	61,183,781	54,815,300
3.500%, 01/01/2046	13,998,604	12,872,572
4.000%, 02/01/2046	30,331,494	28,921,276
4.000%, 02/01/2046	6,054,205	5,749,229
4.000%, 04/01/2046	4,272,143	4,061,131
3.500%, 05/01/2046	2,581,658	2,393,279
3.500%, 08/01/2046	15,228,581	14,002,868
3.000%, 09/01/2046	51,273,954	45,650,763
3.000%, 10/01/2046	33,422,044	29,768,816
3.000%, 10/01/2046	55,064,442	49,216,661
3.000%, 12/01/2046	29,125,952	25,859,516
4.000%, 01/01/2047	26,222,083	24,907,754
3.000%, 02/01/2047	18,683,512	16,559,322
4.500%, 04/01/2047	12,845,002	12,479,702
3.000%, 05/01/2047	30,665,139	27,323,155
4.500%, 06/01/2047	78,837,504	76,413,405
4.500%, 08/01/2047	20,804,513	20,173,660
4.000%, 09/01/2047	7,018,634	6,647,786
4.000%, 08/01/2048	11,629,925	10,996,811
4.500%, 10/01/2048	8,958,579	8,644,544
3.000%, 02/01/2049	42,764,831	38,101,026
3.000%, 11/01/2049	49,592,755	43,864,183
4.000%, 05/01/2050	84,249,427	79,438,182
2.500%, 11/01/2050	23,749,648	20,098,879
2.500%, 02/01/2051	22,098,144	18,699,743
2.500%, 02/01/2051	44,594,999	37,737,144
2.500%, 02/01/2051	62,385,259	52,790,338
2.000%, 04/01/2051	81,236,363	66,460,601
3.000%, 04/01/2051	35,595,790	31,202,394
2.000%, 05/01/2051	33,366,728	27,234,040
2.500%, 05/01/2051	41,720,027	35,252,045
2.500%, 06/01/2051	17,900,336	15,113,954
2.500%, 07/01/2051	34,971,271	29,585,165
2.500%, 08/01/2051	18,892,415	16,081,905
2.000%, 09/01/2051	117,144,107	95,192,677
3.000%, 09/01/2051	17,945,938	15,810,959
3.000%, 10/01/2051	12,113,389	10,604,489
2.500%, 11/01/2051	10,360,252	8,758,232
2.500%, 11/01/2051	142,866,031	120,902,310
3.000%, 03/01/2052	131,329,319	115,522,698
4.500%, 07/01/2052	37,376,512	35,774,686
5.000%, 07/01/2052	110,378,776	107,993,055
Federal National Mortgage Association (FNMA):
5.000%, 05/01/2028	67,680	66,354
4.500%, 08/01/2029	525,748	511,976
4.500%, 09/01/2029	582,912	567,653
3.500%, 01/01/2032	18,347,648	17,311,417
3.000%, 10/01/2032	950,212	875,597
3.000%, 12/01/2032	1,878,154	1,730,634
6.000%, 03/01/2033	19,470	20,413
3.500%, 10/01/2033	9,542,651	8,955,724
4.500%, 10/01/2033	7,041,323	6,879,546
5.000%, 10/01/2033	7,858,335	7,899,889
3.000%, 11/01/2033 (8)	45,972,436	43,402,328
5.000%, 11/01/2033	21,867	21,977
4.000%, 01/01/2034	2,949,691	2,813,713
5.500%, 04/01/2034	2,708,809	2,789,082
4.000%, 06/01/2034	3,945,720	3,764,389
4.000%, 09/01/2034	4,439,788	4,235,801
5.500%, 09/01/2034	71,794	73,966
2.500%, 10/01/2034 (8)	52,554,884	47,910,543
6.000%, 11/01/2034	20,228	21,252
3.500%, 01/01/2035	25,097,472	24,001,668
5.500%, 02/01/2035	242,115	249,790
3.000%, 06/01/2035	5,662,305	5,217,901
5.000%, 07/01/2035	2,025,891	2,041,711
5.000%, 10/01/2035	954,112	961,614
5.000%, 02/01/2036	1,378,018	1,386,317
3.000%, 11/01/2036	16,906,261	15,579,025
5.500%, 11/01/2036	90,981	93,979
2.500%, 12/01/2036	9,228,047	7,990,704
2.000%, 01/01/2037 (8)	35,152,506	31,033,945
3.500%, 02/01/2037	6,385,388	5,993,776
5.500%, 04/01/2037	607,693	623,959
4.000%, 05/01/2037	15,869,979	15,141,298
4.000%, 02/01/2038	12,295,713	11,609,873
2.500%, 04/01/2038	24,714,295	21,348,722
3.000%, 05/01/2038	13,579,963	12,517,945
4.000%, 05/01/2038	10,142,260	9,837,666
4.000%, 04/01/2039	5,057,676	4,821,583
4.500%, 04/01/2039	12,736,188	12,650,759
4.000%, 06/01/2039	9,936,183	9,478,762
5.000%, 06/01/2039	4,778,331	4,815,693
5.000%, 06/01/2039	6,947,654	6,958,069
4.500%, 11/01/2039	74,318	72,629
4.000%, 08/01/2040	529,128	501,851
3.500%, 10/01/2040	11,217,623	10,389,178
4.000%, 10/01/2040	13,631,620	12,993,572
3.500%, 12/01/2040	3,130,353	2,879,807
4.000%, 12/01/2040	3,185,346	3,036,273
2.500%, 01/01/2041	26,792,021	23,112,131
3.500%, 02/01/2041	5,192,995	4,791,004
4.500%, 02/01/2041	25,919,671	25,468,078
4.500%, 05/01/2041	2,963,043	2,897,526
4.000%, 06/01/2041	5,586,044	5,325,100
4.500%, 07/01/2041	3,192,559	3,119,529
5.000%, 07/01/2041	5,397,285	5,439,485
3.500%, 09/01/2041	7,612,139	7,019,431
4.000%, 09/01/2041	758,231	719,187
4.000%, 10/01/2041	2,420,539	2,307,394
2.000%, 12/01/2041	136,853,580	114,550,333
4.000%, 12/01/2041	3,167,473	3,004,238
2.000%, 01/01/2042 (8)	51,312,006	42,949,274
4.000%, 01/01/2042	4,166,193	3,971,455
4.500%, 01/01/2042	4,834,639	4,736,476
2.000%, 02/01/2042	45,934,396	38,166,096
2.000%, 02/01/2042	42,684,298	35,465,362
4.000%, 02/01/2042	17,952,309	17,027,454
2.000%, 03/01/2042 (8)	72,226,699	60,365,033
2.500%, 03/01/2042	51,703,928	44,344,392
3.000%, 04/01/2042	27,774,755	24,772,986
3.000%, 05/01/2042	3,016,761	2,705,726
3.500%, 07/01/2042	46,373,733	42,497,743
3.500%, 08/01/2042	3,335,230	3,064,137
3.000%, 10/01/2042	11,634,166	10,434,559
3.000%, 03/01/2043	3,304,651	2,962,133
3.000%, 03/01/2043	16,771,871	14,999,863
3.000%, 05/01/2043	17,231,461	15,437,162
3.000%, 05/01/2043	7,912,986	7,087,937
3.500%, 05/01/2043	17,252,004	15,845,711
3.000%, 06/01/2043	3,469,341	3,105,843
3.000%, 07/01/2043	1,432,072	1,282,396
4.000%, 07/01/2043	12,248,750	11,678,715
3.000%, 08/01/2043	2,239,583	2,001,987
3.000%, 09/01/2043	44,154,031	39,582,723
3.500%, 09/01/2043	19,418,611	17,836,306
4.500%, 09/01/2043	4,664,471	4,547,183
3.000%, 10/01/2043	51,881,916	46,413,273
3.500%, 10/01/2043	23,557,617	21,639,734
3.000%, 11/01/2043	11,878,398	10,657,848
4.000%, 11/01/2043	4,581,265	4,353,039
4.000%, 12/01/2044	114,276,559	108,572,547
4.000%, 01/01/2045	2,906,227	2,761,489
4.000%, 02/01/2045	7,264,817	6,926,504
3.500%, 04/01/2045	12,029,719	11,026,744
4.000%, 09/01/2045	2,068,245	1,964,053
4.000%, 10/01/2045	2,728,717	2,591,710
4.500%, 10/01/2045	116,124,532	113,777,290
4.000%, 11/01/2045	10,298,014	9,720,261
3.500%, 12/01/2045	14,079,704	12,926,179
4.500%, 02/01/2046	12,670,233	12,413,888
3.000%, 05/01/2046	7,147,522	6,365,091
3.500%, 05/01/2046	12,885,045	11,912,953
3.000%, 07/01/2046	5,239,835	4,666,086
4.500%, 08/01/2046	9,240,472	9,053,532
3.500%, 09/01/2046	4,803,671	4,413,116
2.500%, 10/01/2046	13,431,389	11,328,126
3.000%, 11/01/2046	22,027,274	19,690,198
3.000%, 11/01/2046	10,322,077	9,200,728
3.500%, 11/01/2046	23,778,335	21,845,834
3.000%, 12/01/2046	14,711,056	13,076,467
4.000%, 02/01/2047	2,561,544	2,431,300
3.500%, 05/01/2047	1,088,590	999,497
3.500%, 08/01/2047	5,455,864	4,980,696
4.000%, 08/01/2047	19,631,656	18,642,271
3.500%, 10/01/2047	5,115,932	4,668,969
4.000%, 10/01/2047	13,300,735	12,596,070
4.000%, 11/01/2047	10,313,179	9,775,530
4.500%, 11/01/2047	4,829,140	4,751,961
3.500%, 12/01/2047	79,184,480	72,209,058
4.000%, 12/01/2047	16,354,003	15,495,776
4.500%, 12/01/2047	2,682,711	2,577,779
3.500%, 01/01/2048	19,072,961	17,443,926
3.500%, 02/01/2048	25,881,603	23,620,317
3.500%, 03/01/2048	23,037,015	21,056,592
4.000%, 04/01/2048	35,733,041	33,859,813
4.000%, 07/01/2048	13,641,925	12,954,287
4.000%, 09/01/2048	3,580,704	3,375,560
4.500%, 09/01/2048	10,737,449	10,357,493
4.500%, 11/01/2048	13,757,899	13,314,666
5.000%, 11/01/2048	18,305,018	18,145,118
4.000%, 01/01/2049	3,459,977	3,274,395
4.500%, 01/01/2049	9,501,702	9,213,055
3.000%, 02/01/2049	12,945,470	11,410,350
4.500%, 02/01/2049	9,840,307	9,475,119
4.000%, 05/01/2049	7,778,168	7,350,903
3.000%, 05/01/2050	41,716,165	36,828,083
2.500%, 07/01/2050	37,807,995	32,155,667
2.500%, 07/01/2050	108,624,645	91,955,563
2.500%, 10/01/2050	42,204,723	35,731,507
2.500%, 11/01/2050	58,117,863	49,125,839
3.000%, 11/01/2050	6,485,870	5,701,740
2.500%, 12/01/2050	84,325,700	71,379,984
2.500%, 12/01/2050	55,209,454	46,667,179
2.500%, 01/01/2051	36,547,326	30,947,809
2.500%, 04/01/2051	19,492,931	16,507,035
2.500%, 05/01/2051	73,581,823	62,954,709
2.500%, 05/01/2051	84,901,369	72,326,869
2.500%, 05/01/2051	38,558,211	32,633,477
2.500%, 06/01/2051	27,792,492	23,671,742
2.000%, 07/01/2051	46,789,031	38,144,005
2.500%, 07/01/2051	73,474,993	62,582,161
2.500%, 07/01/2051	23,966,385	20,217,985
2.000%, 08/01/2051	17,225,215	14,021,549
2.000%, 09/01/2051	12,984,216	10,569,309
2.500%, 09/01/2051	131,365,968	110,787,006
2.500%, 10/01/2051	40,523,857	34,342,966
3.000%, 10/01/2051	66,541,874	58,258,353
2.000%, 11/01/2051	61,383,364	49,966,881
2.500%, 11/01/2051	36,377,622	31,102,539
2.500%, 11/01/2051	107,919,699	90,941,689
2.500%, 11/01/2051	31,129,148	26,322,215
3.000%, 11/01/2051	128,085,762	112,485,551
2.000%, 12/01/2051	36,481,661	29,696,543
2.000%, 12/01/2051	26,816,967	21,866,954
2.000%, 12/01/2051	111,138,443	90,416,880
2.000%, 12/01/2051	37,999,527	30,933,001
2.500%, 12/01/2051	24,863,186	21,023,044
2.500%, 12/01/2051	50,050,107	42,123,907
2.500%, 12/01/2051	140,523,646	118,735,577
2.500%, 12/01/2051	110,633,611	93,182,537
2.500%, 01/01/2052	47,282,096	39,950,924
3.000%, 02/01/2052	26,324,889	23,087,919
3.000%, 02/01/2052	31,934,889	28,008,218
3.500%, 02/01/2052	34,449,966	31,118,186
3.000%, 03/01/2052	72,058,645	63,103,088
3.500%, 04/01/2052	92,570,701	83,512,453
3.500%, 05/01/2052	48,729,490	44,753,800
4.500%, 07/01/2052	15,605,978	14,931,135
5.000%, 07/01/2052	69,380,528	67,762,865
5.000%, 07/01/2052	121,850,336	118,976,697
3.000%, 12/01/2054 (8)	57,261,609	50,160,517
3.000%, 11/01/2059	53,783,052	47,009,768
Government National Mortgage Association (GNMA):
6.000%, 11/20/2033	19,171	20,136
5.000%, 07/20/2040	685,623	690,094
3.500%, 10/20/2041	3,377,519	3,142,841
3.500%, 01/15/2042	5,779,952	5,388,412
4.000%, 06/20/2042	3,676,758	3,535,309
3.500%, 09/20/2042	1,410,247	1,309,706
3.500%, 01/20/2043	29,715,506	27,495,508
4.000%, 10/20/2043	4,902,995	4,652,581
4.000%, 09/20/2044	18,849,021	17,896,991
4.000%, 01/20/2045	4,121,778	3,911,383
3.500%, 03/20/2045	6,575,788	6,022,671
3.000%, 04/20/2045	7,706,072	6,930,569
3.500%, 04/20/2045	9,352,151	8,677,591
4.000%, 08/20/2045	3,314,374	3,150,583
3.000%, 01/20/2046 (8)	25,256,830	22,693,346
4.500%, 01/20/2046	5,687,903	5,634,640
3.500%, 04/20/2046	29,442,670	27,209,612
4.000%, 04/20/2046	3,585,937	3,379,671
3.500%, 05/20/2046	18,511,984	17,117,543
4.000%, 05/20/2046	8,693,969	8,252,427
3.500%, 06/20/2046	30,781,717	28,449,217
3.000%, 11/20/2046	22,091,094	19,890,796
5.000%, 04/20/2047	853,450	853,769
3.000%, 06/20/2047	13,227,785	11,859,635
4.500%, 06/20/2047	12,555,144	12,155,922
4.500%, 07/20/2047	3,024,776	2,941,027
4.500%, 09/20/2047 (6)	4,035,252	3,933,024
3.000%, 10/20/2047 (8)	19,075,730	17,099,976
3.000%, 11/20/2047 (8)	83,332,126	74,857,078
4.000%, 01/20/2048	5,542,973	5,259,613
3.500%, 02/20/2048 (8)	83,592,516	76,967,878
3.500%, 05/20/2048 (8)	72,729,767	67,014,026
5.000%, 02/20/2049	31,871,606	31,397,422
3.500%, 02/20/2050	70,234,065	65,211,826
2.500%, 06/20/2050 (8)	119,176,677	103,276,469
2.500%, 03/20/2051	55,001,953	47,154,891
2.500%, 04/20/2051	71,006,893	60,833,502
2.500%, 06/20/2051	36,532,565	31,298,267
4.000%, 04/20/2052	19,816,347	18,541,252
Seasoned Credit Risk Transfer Trust:
Series 2019-4, Class MA, 3.000%, 02/25/2059 (Callable 06/25/2031)	36,022,339	33,777,657
Series 2020-2, Class MT, 2.000%, 11/25/2059 (Callable 06/25/2037)	60,129,458	51,068,713
Series 2020-3, Class MT, 2.000%, 05/25/2060 (Callable 12/25/2036)	39,597,309	33,630,960
Series 2021-3, Class MTU, 2.500%, 03/25/2061 (Callable 06/25/2038)	72,368,522	62,456,140
Series 2022-1, Class MTU, 3.250%, 11/25/2061 (Callable 01/25/2039)	56,787,927	51,437,579
Total U.S. Government Agency Issues (Cost $8,308,685,830)		7,370,945,877	21.4%

Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2023 (Callable 10/25/2022) (6)	5,551	5,523
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (Callable 10/25/2022) (6)	413,427	228,421
Arroyo Mortgage Trust:
Series 2019-3, Class A1, 2.962%, 10/25/2048 (Callable 10/25/2022) (2)(4)	10,989,906	10,154,626
Series 2020-1, Class A1A, 1.662%, 03/25/2055 (Callable 06/25/2023) (2)	10,153,082	9,590,136
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2006-HE3, Class A2, 3.414%, 03/25/2036 (1 Month LIBOR USD + 0.330%)(Callable 10/25/2022) (3)	2,157,436	2,143,306
Series 2006-HE6, Class A1, 3.374%, 11/25/2036 (1 Month LIBOR USD + 0.290%)(Callable 10/25/2022) (3)	10,522,828	10,291,617
Banc of America Alternative Loan Trust:
Series 2007-1, Class 1A1, 3.921%, 10/25/2022 (4)	71,147	59,860
Series 2005-11, Class 1CB4, 5.500%, 12/25/2035 (Callable 10/25/2022) (6)	37,622	33,150
Series 2006-5, Class CB7, 6.000%, 06/25/2046 (Callable 10/25/2022) (6)	159,559	140,090
Bayview Financial Trust,
Series 2007-B, Class 1A2, 7.331%, 08/28/2037 (Callable 10/28/2022) (7)	944,712	780,556
Bear Stearns ALT-A Trust,
Series 2004-4, Class A1, 3.684%, 06/25/2034 (1 Month LIBOR USD + 0.600%)(Callable 10/25/2022) (3)	141,381	141,410
Bear Stearns Asset Backed Securities I Trust,
Series 2004-AC2, Class 2A, 5.000%, 05/25/2034 (Callable 10/25/2022)	109,054	92,572
Chase Mortgage Finance Trust,
Series 2006-A1, Class 2A3, 3.989%, 09/25/2036 (Callable 10/25/2022) (4)(6)	533,299	471,116
CIM Trust:
Series 2022-R2, Class A1, 3.750%, 12/25/2061 (Callable 05/25/2027) (2)(4)	34,472,602	32,019,325
Series 2022-R3, Class A1, 4.500%, 03/25/2062 (Callable 09/25/2027) (2)(4)	69,800,000	66,593,262
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 (Callable 10/25/2022) (6)	6,588	4,920
Countrywide Asset-Backed Certificates:
Series 2004-S1, Class A3, 5.115%, 02/25/2035 (Callable 10/25/2022) (7)	64,954	64,330
Series 2005-10, Class AF6, 4.915%, 12/25/2035 (Callable 10/25/2022) (4)	7,456	7,275
Series 2006-10, Class 1AF3, 5.971%, 12/25/2035 (Callable 10/25/2022) (4)(6)	118,615	117,961
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR26, Class 8A1, 3.296%, 11/25/2033 (Callable 10/25/2022) (4)	2,750,140	2,579,565
CWABS Asset-Backed Certificates Trust,
Series 2005-17, Class 1AF5, 5.564%, 03/25/2036 (Callable 10/25/2022) (4)	60,594	55,868
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust,
Series 2004-4, Class 1A6, 6.000%, 04/25/2034 (Callable 10/25/2022) (7)	125	123
First Horizon Alternative Mortgage Securities Trust:
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2022 (Callable 10/25/2022)	3,078	2,334
Series 2006-FA8, Class 2A1, 5.750%, 01/25/2023 (Callable 10/25/2022) (9)	35,375	0
FirstKey Homes Trust:
Series 2021-SFR1, Class A, 1.538%, 08/19/2038 (2)	162,678,385	139,605,824
Series 2021-SFR2, Class A, 1.376%, 09/17/2038 (2)	49,203,909	41,825,251
Series 2022-SFR1, Class A, 4.145%, 05/19/2039 (2)	121,080,341	114,288,242
Fremont Home Loan Trust,
Series 2006-A, Class 1A1, 3.374%, 05/25/2036 (1 Month LIBOR USD + 0.290%)(Callable 10/25/2022) (3)	8,484,535	8,055,088
GE Capital Mortgage Services, Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029 (Callable 10/25/2022)	24	23
Home Partners of America Trust,
Series 2021-2, Class A, 1.901%, 12/17/2038 (2)	113,808,459	98,761,990
IMC Home Equity Loan Trust,
Series 1997-5, Class A10, 6.880%, 11/20/2028	11	11
Impac CMB Trust:
Series 2004-4, Class 2A2, 5.749%, 09/25/2034 (Callable 10/25/2022) (7)	48,607	47,889
Series 2004-5, Class 1A2, 3.784%, 10/25/2034 (1 Month LIBOR USD + 0.700%)(Callable 10/25/2022) (3)	1,097,641	1,063,507
Series 2004-6, Class 1A1, 3.884%, 10/25/2034 (1 Month LIBOR USD + 0.800%)(Callable 10/25/2022) (3)	878,070	840,704
Imperial Fund Mortgage Trust,
Series 2022-NQM3, Class A1, 4.380%, 05/25/2067 (Callable 04/25/2025) (2)(7)	7,330,393	6,927,474
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 3.241%, 03/25/2036 (Callable 05/25/2023) (4)	139,002	133,620
J.P. Morgan Mortgage Trust:
Series 2007-A1, Class 5A2, 2.612%, 07/25/2035 (Callable 04/25/2025) (4)	806,097	786,960
Series 2007-A1, Class 5A5, 2.612%, 07/25/2035 (Callable 04/25/2025) (4)	1,220,561	1,192,785
Series 2005-A4, Class 1A1, 3.082%, 07/25/2035 (Callable 10/25/2022) (4)	146,917	147,202
Series 2006-A7, Class 2A2, 3.258%, 01/25/2037 (Callable 10/25/2022) (4)(6)	55,599	48,658
Series 2006-A7, Class 2A4R, 3.258%, 01/25/2037 (Callable 10/25/2022) (4)(6)	237,545	205,231
Series 2007-A2, Class 2A3, 3.326%, 04/25/2037 (Callable 10/25/2022) (4)	583,772	500,761
Merrill Lynch Mortgage Investors Trust,
Series 2004-F, Class A1A, 3.069%, 12/25/2029 (Callable 10/25/2022) (4)	2,364,008	2,335,179
MetLife, Inc.,
Series 2019-1A, Class A1A, 3.750%, 04/25/2058 (Callable 02/25/2025) (2)(4)	6,125,111	5,993,330
Mill City Mortgage Loan Trust,
Series 2021-NMR1, Class A1, 1.125%, 11/25/2060 (Callable 11/25/2025) (2)(4)	16,906,031	15,671,985
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A1, 3.614%, 09/25/2034 (Callable 04/25/2029) (4)	1,040,053	1,029,285
New Residential Mortgage Loan Trust:
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (Callable 12/25/2028) (2)(4)	5,428,529	5,154,250
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (Callable 01/25/2030) (2)(4)	7,615,256	7,227,979
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (Callable 05/25/2029) (2)(4)	11,049,799	10,412,002
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (Callable 01/25/2030) (2)(4)	6,067,949	5,767,640
Series 2020-1A, Class A1B, 3.500%, 10/25/2059 (Callable 09/25/2031) (2)(4)	11,671,929	10,868,794
Series 2022-NQM2, Class A1, 3.079%, 03/25/2062 (Callable 02/25/2024) (2)(4)	37,473,547	33,377,763
OBX Trust,
Series 2022-NQM2, Class A1, 2.941%, 01/25/2062 (Callable 02/25/2025) (2)(4)	88,951,277	78,459,856
Progress Residential Trust,
Series 2021-SFR8, Class A, 1.510%, 10/19/2038 (2)	73,357,165	62,879,569
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 12/25/2022 (Callable 10/25/2022)	6,154	5,737
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF3, 5.612%, 04/25/2037 (Callable 03/25/2028) (7)	2,482,525	761,102
Starwood Mortgage Residential Trust:
Series 2021-4, Class A1, 1.162%, 08/25/2056 (Callable 09/25/2024) (2)(4)	36,296,247	30,783,914
Series 2022-4, Class A1, 5.192%, 05/25/2067 (Callable 06/25/2025) (2)(7)	59,673,301	57,884,892
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 3A1, 3.878%, 09/25/2034 (Callable 10/25/2022) (4)	862,494	840,385
Structured Asset Securities Corp.:
Series 2005-7XS, Class 1A4B, 5.940%, 04/25/2035 (Callable 10/25/2022) (7)	106	106
Series 2006-OPT1, Class A6, 3.234%, 04/25/2036 (1 Month LIBOR USD + 0.150%)(Callable 12/26/2023) (3)	4,343,081	4,284,061
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 2.776%, 10/25/2043 (Callable 10/25/2022) (4)	4,717,199	4,578,515
Towd Point Mortgage Trust:
Series 2016-5, Class A1, 2.500%, 10/25/2056 (Callable 08/25/2023) (2)(4)	1,008,155	995,497
Series 2017-1, Class A1, 2.750%, 10/25/2056 (Callable 07/25/2023) (2)(4)	4,539,673	4,470,438
Series 2017-6, Class A1, 2.750%, 10/25/2057 (Callable 05/25/2025) (2)(4)	17,105,168	16,435,664
Series 2018-1, Class A1, 3.000%, 01/28/2058 (Callable 01/25/2025) (2)(4)	1,680,481	1,629,160
Series 2019-1, Class A1, 3.692%, 03/25/2058 (Callable 01/25/2026) (2)(4)	25,641,179	24,128,298
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (Callable 12/25/2024) (2)(4)	12,362,139	12,141,566
Series 2018-4, Class A1, 3.000%, 06/25/2058 (Callable 12/25/2027) (2)(4)	13,774,202	12,845,604
Series 2019-4, Class A1, 2.900%, 10/25/2059 (Callable 08/25/2027) (2)(4)	75,025,447	70,639,324
Series 2020-2, Class A1A, 1.636%, 04/25/2060 (Callable 03/25/2028) (2)(4)	10,238,574	9,091,031
Series 2020-4, Class A1, 1.750%, 10/25/2060 (Callable 08/25/2028) (2)	77,443,020	68,961,902
Series 2022-2, Class A1, 3.750%, 07/25/2062 (Callable 06/25/2028) (2)(4)	182,938,708	170,026,949
Series 2022-3, Class A1, 3.750%, 08/25/2062 (Callable 12/25/2027) (2)(4)	185,916,358	173,307,362
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034 (Callable 10/25/2022) (6)	2,705,167	2,608,191
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034 (Callable 10/25/2022)	1,220,293	1,148,603
Series 2004-AR14, Class A1, 2.811%, 01/25/2035 (Callable 10/25/2022) (4)	3,617,923	3,399,484
Total Non-U.S. Government Agency Issues (Cost $1,584,514,801)		1,460,153,983	4.2%
Total Residential Mortgage-Backed Securities (Cost $9,893,200,631)		8,831,099,860	25.6%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2014-M2, Class A2, 3.513%, 12/25/2023 (4)	3,809,654	3,760,976
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K734, Class A2, 3.208%, 02/25/2026	21,500,000	20,570,220
Series K736, Class A2, 2.282%, 07/25/2026	67,700,000	62,377,027
Series K057, Class A2, 2.570%, 07/25/2026	21,420,000	19,962,875
Series K058, Class A2, 2.653%, 08/25/2026	24,865,000	23,156,322
Series K061, Class A2, 3.347%, 11/25/2026 (4)	2,000,000	1,914,716
Series K063, Class A2, 3.430%, 01/25/2027 (4)	79,804,512	76,296,521
Series K064, Class A2, 3.224%, 03/25/2027	60,635,903	57,441,592
Series K065, Class A2, 3.243%, 04/25/2027	34,635,000	32,798,244
Series K066, Class A2, 3.117%, 06/25/2027	13,214,000	12,435,602
Series K067, Class A2, 3.194%, 07/25/2027	68,324,045	64,410,150
Series K068, Class A2, 3.244%, 08/25/2027	105,313,000	99,414,745
Series K069, Class A2, 3.187%, 09/25/2027 (4)	25,488,779	23,984,034
Series K071, Class A2, 3.286%, 11/25/2027	25,529,000	24,068,381
Series K072, Class A2, 3.444%, 12/25/2027	6,050,000	5,742,210
Series K073, Class A2, 3.350%, 01/25/2028	1,350,000	1,274,988
Series K074, Class A2, 3.600%, 01/25/2028	21,722,000	20,746,869
Series K076, Class A2, 3.900%, 04/25/2028	92,070,000	89,135,978
Series K077, Class A2, 3.850%, 05/25/2028 (4)	68,650,000	66,282,069
Series K078, Class A2, 3.854%, 06/25/2028	59,788,633	57,704,377
Series K080, Class A2, 3.926%, 07/25/2028 (4)	14,950,000	14,460,758
Series K082, Class A2, 3.920%, 09/25/2028 (4)	56,545,000	54,693,575
Series K083, Class A2, 4.050%, 09/25/2028 (4)	1,000,000	973,351
Series K156, Class A3, 3.700%, 06/25/2033 (4)	11,088,000	10,192,199
Series K-1510, Class A3, 3.794%, 01/25/2034	13,525,000	12,442,836
Total U.S. Government Agency Issues (Cost $939,033,105)		856,240,615	2.5%

Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK4, Class A4, 3.625%, 05/17/2050 (Callable 04/15/2027)	44,535,000	41,319,212
Series 2017-BNK8, Class A4, 3.488%, 11/17/2050 (Callable 11/15/2027)	67,663,000	62,083,482
Series 2019-BN21, Class A5, 2.851%, 10/18/2052 (Callable 10/15/2029)	39,560,000	33,864,151
Series 2020-BN29, Class A4, 1.997%, 11/18/2053 (Callable 12/15/2030)	66,985,000	52,514,123
Series 2017-BNK9, Class A4, 3.538%, 11/17/2054 (Callable 12/15/2029)	98,103,000	90,114,404
Series 2017-BNK5, Class A5, 3.390%, 06/17/2060 (Callable 07/15/2027)	22,501,000	20,642,165
Series 2017-BNK7, Class A5, 3.435%, 09/17/2060 (Callable 09/15/2027)	350,000	320,863
Series 2018-BN10, Class A5, 3.688%, 02/17/2061 (Callable 02/15/2028)	11,050,000	10,205,349
Series 2018-BN12, Class A4, 4.255%, 05/17/2061 (Callable 05/15/2028) (4)	15,302,008	14,484,618
Series 2018-BN13, Class A5, 4.217%, 08/17/2061 (Callable 08/15/2028) (4)	8,565,000	8,079,345
BBCMS Mortgage Trust,
Series 2022-C15, Class ASB, 3.684%, 04/16/2055 (Callable 04/15/2032) (4)	7,104,000	6,522,256
Benchmark Mortgage Trust:
Series 2018-B6, Class A4, 4.261%, 10/10/2051 (Callable 10/10/2028)	17,420,000	16,453,225
Series 2018-B8, Class A5, 4.232%, 01/18/2052 (Callable 12/15/2028)	24,235,000	22,797,666
Series 2020-B19, Class A5, 1.850%, 09/17/2053 (Callable 10/15/2030)	56,766,000	44,586,923
Series 2020-B20, Class A5, 2.034%, 10/20/2053 (Callable 10/15/2030)	31,916,000	25,184,494
Series 2020-B21, Class A5, 1.978%, 12/17/2053 (Callable 12/15/2030)	32,760,000	25,697,982
Series 2021-B24, Class A5, 2.584%, 03/17/2054 (Callable 03/15/2031)	40,000,000	32,653,024
Series 2021-B31, Class A5, 2.669%, 12/17/2054 (Callable 12/15/2031)	74,100,000	60,266,167
Series 2019-B10, Class A4, 3.717%, 03/17/2062 (Callable 03/15/2029)	31,738,170	28,889,168
Series 2019-B14, Class A5, 3.049%, 12/15/2062 (Callable 11/15/2029)	28,769,000	24,889,365
CD Mortgage Trust:
Series 2016-CD1, Class A4, 2.724%, 08/12/2049 (Callable 08/10/2026)	46,415,000	42,209,439
Series 2017-CD3, Class A4, 3.631%, 02/11/2050 (Callable 02/10/2027)	7,200,000	6,706,883
Series 2018-CD7, Class A4, 4.279%, 08/17/2051 (Callable 08/15/2028)	7,400,000	7,025,100
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class A4, 3.283%, 05/10/2058 (Callable 05/10/2026)	29,732,980	27,679,656
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.093%, 04/10/2046 (Callable 04/10/2023)	34,503,388	34,320,420
Series 2014-GC19, Class A3, 3.753%, 03/12/2047 (Callable 03/10/2024)	5,557,807	5,464,766
Series 2014-GC25, Class A4, 3.635%, 10/10/2047 (Callable 10/10/2024)	16,838,590	16,280,312
Series 2015-GC27, Class A5, 3.137%, 02/10/2048 (Callable 01/10/2025)	59,202,541	56,510,394
Series 2015-GC35, Class A4, 3.818%, 11/13/2048 (Callable 11/10/2025)	68,175,000	64,953,404
Series 2017-P7, Class A4, 3.712%, 04/15/2050 (Callable 04/14/2027)	12,275,000	11,417,938
Series 2017-P8, Class A4, 3.465%, 09/16/2050 (Callable 09/15/2027)	22,000,000	20,249,574
Series 2019-C7, Class A4, 3.102%, 12/16/2072 (Callable 12/15/2029)	22,880,000	19,846,082
COMM Mortgage Trust:
Series 2013-CR10, Class A3, 3.923%, 08/10/2046 (Callable 08/10/2023)	6,682,679	6,622,144
Series 2014-CR15, Class ASB, 3.595%, 02/12/2047 (Callable 02/10/2024)	3,804,394	3,764,778
Series 2014-CR19, Class A5, 3.796%, 08/12/2047 (Callable 08/10/2024)	15,789,828	15,326,453
Series 2014-UBS5, Class A4, 3.838%, 09/12/2047 (Callable 09/10/2024)	17,596,000	17,057,063
Series 2013-CR11, Class A3, 3.983%, 08/12/2050 (Callable 10/10/2023)	10,258,862	10,160,111
CSAIL Commercial Mortgage Trust:
Series 2018-CX11, Class A5, 4.033%, 04/17/2051 (Callable 04/15/2028) (4)	10,000,000	9,284,964
Series 2018-CX12, Class A4, 4.224%, 08/17/2051 (Callable 08/15/2028) (4)	6,003,000	5,657,398
Series 2019-C16, Class A3, 3.329%, 06/17/2052 (Callable 06/15/2029)	15,365,000	13,590,797
DBGS Mortgage Trust,
Series 2018-C1, Class A4, 4.466%, 10/17/2051 (Callable 10/15/2028)	19,875,000	18,949,392
DBJPM Mortgage Trust:
Series 2016-C3, Class ASB, 2.756%, 08/12/2049 (Callable 08/10/2026)	8,406,969	8,058,596
Series 2017-C6, Class A5, 3.328%, 06/10/2050 (Callable 06/10/2027)	20,800,000	19,091,611
Series 2020-C9, Class A5, 1.926%, 08/15/2053 (Callable 09/15/2030)	22,555,000	17,875,230
GS Mortgage Securities Trust:
Series 2013-GC14, Class A5, 4.243%, 08/10/2046 (Callable 06/10/2025)	25,500,000	25,322,064
Series 2015-GS1, Class A3, 3.734%, 11/10/2048 (Callable 11/10/2025)	16,488,248	15,670,559
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class A5, 2.960%, 04/15/2046 (Callable 05/15/2023)	18,102,913	17,868,044
Series 2013-C10, Class ASB, 2.702%, 12/17/2047 (Callable 03/15/2023)	603,799	602,093
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C12, Class A5, 3.664%, 07/17/2045 (Callable 06/15/2023)	6,835,000	6,766,543
Series 2013-C15, Class A4, 4.096%, 11/17/2045 (Callable 10/15/2023)	1,136,707	1,124,276
Series 2013-C14, Class A4, 4.133%, 08/17/2046 (Callable 08/15/2023) (4)	21,875,092	21,693,056
Series 2013-C17, Class A3, 3.928%, 01/17/2047 (Callable 01/15/2024)	2,092,524	2,048,303
Series 2013-C17, Class A4, 4.199%, 01/17/2047 (Callable 01/15/2024)	17,276,000	17,062,429
Series 2014-C24, Class ASB, 3.368%, 11/18/2047 (Callable 10/15/2025)	4,030,269	3,959,617
Series 2014-C25, Class ASB, 3.407%, 11/18/2047 (Callable 11/15/2024)	3,813,372	3,736,626
Series 2015-C30, Class A5, 3.822%, 07/15/2048 (Callable 07/15/2025)	22,658,000	21,792,546
Series 2015-C28, Class A4, 3.227%, 10/19/2048 (Callable 04/15/2025)	16,688,500	15,843,020
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP7, Class A5, 3.454%, 09/16/2050 (Callable 08/15/2027)	9,000,000	8,283,555
Series 2017-C7, Class A5, 3.409%, 10/17/2050 (Callable 11/15/2027)	6,035,000	5,534,207
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class A5, 3.694%, 03/17/2050 (Callable 04/15/2027)	24,380,000	22,799,859
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A3, 4.091%, 07/17/2046 (Callable 06/15/2028) (4)	4,789,451	4,746,305
Series 2013-C12, Class A3, 3.973%, 10/17/2046 (Callable 10/15/2023)	15,908,531	15,765,216
Series 2014-C16, Class A5, 3.892%, 06/17/2047 (Callable 06/15/2026)	25,000,000	24,490,662
Series 2016-C29, Class ASB, 3.140%, 05/17/2049 (Callable 05/15/2026)	9,520,916	9,194,643
Series 2016-C30, Class A5, 2.860%, 09/17/2049 (Callable 10/15/2026)	18,082,000	16,454,786
Series 2017-C34, Class A4, 3.536%, 11/18/2052 (Callable 10/15/2027)	41,287,079	38,008,195
Morgan Stanley Capital I Trust:
Series 2018-H3, Class A5, 4.177%, 07/15/2051 (Callable 07/15/2028)	22,101,510	20,770,679
Series 2018-H4, Class A4, 4.310%, 12/15/2051 (Callable 01/15/2029)	4,750,000	4,440,195
UBS Commercial Mortgage Trust,
Series 2019-C18, Class A4, 3.035%, 12/17/2052 (Callable 12/15/2029)	5,475,000	4,682,595
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class ASB, 3.278%, 02/18/2048 (Callable 03/15/2025)	8,646,830	8,439,269
Series 2015-SG1, Class ASB, 3.556%, 09/17/2048 (Callable 08/15/2025)	11,329,615	11,089,310
Series 2015-SG1, Class A4, 3.789%, 09/17/2048 (Callable 08/15/2025)	19,376,623	18,349,984
Series 2015-P2, Class A3, 3.541%, 12/15/2048 (Callable 12/15/2025)	33,105,263	31,350,903
Series 2017-C42, Class A4, 3.589%, 12/16/2050 (Callable 12/15/2027)	7,315,000	6,730,086
Series 2019-C50, Class ASB, 3.635%, 05/17/2052 (Callable 05/15/2029)	20,000,000	18,759,198
Series 2019-C51, Class A4, 3.311%, 06/17/2052 (Callable 06/15/2029)	22,581,000	19,884,285
Series 2019-C54, Class A4, 3.146%, 12/17/2052 (Callable 11/15/2029)	30,610,609	26,486,377
Series 2022-C62, Class A4, 4.000%, 04/16/2055 (Callable 04/15/2032) (4)	42,914,000	38,731,400
Series 2017-RC1, Class A4, 3.631%, 01/15/2060 (Callable 03/15/2027)	14,225,000	13,203,739
WFRBS Commercial Mortgage Trust:
Series 2013-C13, Class ASB, 2.654%, 05/17/2045 (Callable 05/15/2023)	573,782	571,030
Series 2013-C18, Class A4, 3.896%, 12/17/2046 (Callable 01/15/2024)	10,745,613	10,519,783
Series 2014-C21, Class A5, 3.678%, 08/16/2047 (Callable 08/15/2024)	34,719,000	33,711,889
Series 2014-C24, Class A4, 3.343%, 11/18/2047 (Callable 11/15/2024)	36,730,000	35,140,895
Series 2014-C23, Class ASB, 3.636%, 10/17/2057 (Callable 09/15/2025)	2,756,905	2,712,757
Total Non-U.S. Government Agency Issues (Cost $1,928,554,146)		1,684,011,465	4.9%
Total Commercial Mortgage-Backed Securities (Cost $2,867,587,251)		2,540,252,080	7.4%

Asset Backed Securities
Donlen Fleet Lease Funding 2 LLC,
Series 2021-2, Class A2, 0.560%, 12/11/2034 (2)	24,470,899	23,634,770
Ford Credit Auto Owner Trust:
Series 2019-1, Class A, 3.520%, 07/15/2030 (Callable 01/15/2024) (2)	25,192,000	24,789,978
Series 2018-1, Class A, 3.190%, 07/15/2031 (Callable 01/15/2025) (2)	51,650,000	49,653,449
Series 2020-1, Class A, 2.040%, 08/15/2031 (Callable 02/15/2025) (2)	15,086,000	14,027,820
Ford Credit Floorplan Master Owner Trust,
Series 2020-2, Class A, 1.060%, 09/15/2027	11,938,000	10,641,111
Hyundai Auto Lease Securitization Trust,
Series 2022-B, Class A3, 3.350%, 06/16/2025 (Callable 08/15/2024) (2)	47,100,000	46,114,400
Navient Private Education Refi Loan Trust:
Series 2021-GA, Class A, 1.580%, 04/15/2070 (Callable 12/15/2028) (2)	17,516,462	15,076,007
Series 2022-BA, Class A, 4.160%, 10/15/2070 (Callable 05/15/2029) (2)	31,817,276	30,662,942
Nelnet Student Loan Trust,
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 12/15/2023 (Callable 10/15/2022)	1,447	1,442
SBA Tower Trust,
1.840%, 10/15/2051 (Callable 04/15/2026) (2)	94,050,000	79,362,042
Towd Point Asset Trust,
Series 2021-SL1, Class A1, 1.050%, 11/21/2061 (2)	14,383,569	13,047,010
Towd Point Mortgage Trust:
Series 2020-MH1, Class A1A, 2.184%, 02/25/2060 (Callable 10/25/2022) (2)(4)	31,064,494	28,793,422
Series 2020-MH1, Class A1, 2.250%, 02/25/2060 (Callable 10/25/2022) (2)(4)	19,802,068	18,373,970
Toyota Auto Loan Extended Note Trust:
Series 2019-1A, Class A, 2.560%, 11/25/2031 (Callable 05/25/2024) (2)	68,654,950	66,155,463
Series 2020-1A, Class A, 1.350%, 05/25/2033 (Callable 05/25/2025) (2)	104,383,000	95,312,577
Total Asset Backed Securities (Cost $597,673,940)		551,561,130	1.6%
Total Long-Term Investments (Cost $39,372,509,067)		34,098,901,133	99.1%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 2.80% (5)	942,432,714	942,432,714
Total Short-Term Investment (Cost $942,432,714)		942,432,714	2.7%
Total Investments (Cost $40,314,941,781)		35,041,333,847	101.8%
Liabilities in Excess of Other Assets		(613,905,954)	(1.8)%
TOTAL NET ASSETS		$34,427,427,893	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual Assurance Co.
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
SD CRED PROG	State Credit Enhancement Program

CMT	Constant Maturity Treasury
LIBOR	London Inter-bank Offered Rate
SOFR	Secured Overnight Financing Rate
SOFRINDX	Secured Overnight Financing Rate Index

(1)	Foreign security.
(2)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2022, the value of these securities totaled $6,212,281,140, which represented 18.04% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2022.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2022.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2022.
(8)	Security or a portion of the security, purchased on a when-issued or delayed delivery basis.
(9)	Security in default.

Baird Aggregate Bond Fund
Summary of Fair Value Exposure at September 30, 2022 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$8,802,447,349	$–	$8,802,447,349
Other Government Related Securities	–	68,532,530	–	68,532,530
Corporate Bonds	–	12,940,759,332	–	12,940,759,332
Municipal Bonds	–	364,248,852	–	364,248,852
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	7,370,945,877	–	7,370,945,877
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	1,460,153,983	–	1,460,153,983
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	856,240,615	–	856,240,615
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	1,684,011,465	–	1,684,011,465
Asset Backed Securities	–	551,561,130	–	551,561,130
Total Long-Term Investments	–	34,098,901,133	–	34,098,901,133
Short-Term Investment
Money Market Mutual Fund	942,432,714	–	–	942,432,714
Total Short-Term Investment	942,432,714	–	–	942,432,714
Total Investments	$942,432,714	$34,098,901,133	$–	$35,041,333,847

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.